UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax-Free Fund

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2022

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

February 28, 2022

Carefully consider the Funds' investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds' prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online
●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions
●	Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (''Macquarie Bank''), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of February 28, 2022, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from September 1, 2021 to February 28, 2022 (Unaudited)

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2021 to February 28, 2022.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from September 1, 2021 to February 28, 2022 (Unaudited)

Delaware Tax-Free USA Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/21	2/28/22	Expense Ratio	9/1/21 to 2/28/22*
Actual Fund return†
Class A	$1,000.00	$962.10	0.81%	$3.94
Class C	1,000.00	959.30	1.56%	7.58
Institutional Class	1,000.00	963.70	0.56%	2.73
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.78	0.81%	$4.06
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/21	2/28/22	Expense Ratio	9/1/21 to 2/28/22*
Actual Fund return†
Class A	$1,000.00	$965.00	0.68%	$3.31
Class C	1,000.00	961.00	1.50%	7.29
Institutional Class	1,000.00	965.50	0.50%	2.44
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.42	0.68%	$3.41
Class C	1,000.00	1,017.36	1.50%	7.50
Institutional Class	1,000.00	1,022.32	0.50%	2.51

Delaware National High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/21	2/28/22	Expense Ratio	9/1/21 to 2/28/22*
Actual Fund return†
Class A	$1,000.00	$975.60	0.85%	$4.16
Class C	1,000.00	971.30	1.60%	7.82
Institutional Class	1,000.00	976.30	0.60%	2.94
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

*	“Expenses Paid During Period” are equal to the relevant Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations
Delaware Tax-Free USA Fund	As of February 28, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.73%
Corporate Revenue Bonds	10.95%
Education Revenue Bonds	7.13%
Electric Revenue Bonds	3.15%
Healthcare Revenue Bonds	11.50%
Housing Revenue Bond	0.06%
Lease Revenue Bonds	7.62%
Local General Obligation Bonds	4.65%
Pre-Refunded/Escrowed to Maturity Bonds	1.57%
Resource Recovery Revenue Bond	0.17%
Special Tax Revenue Bonds	16.99%
State General Obligation Bonds	15.68%
Transportation Revenue Bonds	16.77%
Water & Sewer Revenue Bonds	1.49%
Short-Term Investments	3.56%
Total Value of Securities	101.29%
Liabilities Net of Receivables and Other Assets	(1.29%)
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	2.03%
Arizona	4.37%
California	13.51%
Colorado	3.40%
Connecticut	0.81%
District of Columbia	0.70%
Florida	4.13%
Georgia	0.42%
Guam	0.20%
Idaho	0.05%
Illinois	9.22%
Indiana	0.36%
Kansas	0.28%
Louisiana	0.21%
Maine	0.61%
Maryland	0.99%

State / territory	Percentage of net assets
Massachusetts	1.91%
Michigan	0.77%
Minnesota	0.82%
Mississippi	0.33%
Missouri	0.54%
Nebraska	0.52%
New Jersey	4.46%
New York	11.07%
North Carolina	2.67%
Ohio	3.27%
Oregon	0.28%
Pennsylvania	2.53%
Puerto Rico	19.67%
Rhode Island	0.12%
Tennessee	0.66%
Texas	6.89%
Utah	1.28%
Virginia	0.40%
Washington	1.62%
Wisconsin	0.19%
Total Value of Securities	101.29%

Security type / sector / state / territory allocations
Delaware Tax-Free USA Intermediate Fund	As of February 28, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.47%
Corporate Revenue Bonds	10.96%
Education Revenue Bonds	5.67%
Electric Revenue Bonds	4.32%
Healthcare Revenue Bonds	8.45%
Industrial Development Revenue/Pollution Control Revenue	0.60%
Lease Revenue Bonds	7.70%
Local General Obligation Bonds	4.16%
Pre-Refunded/Escrowed to Maturity Bonds	4.71%
Special Tax Revenue Bonds	17.67%
State General Obligation Bonds	17.62%
Transportation Revenue Bonds	15.61%
Water & Sewer Revenue Bonds	2.00%
Short-Term Investments	2.29%
Total Value of Securities	101.76%
Liabilities Net of Receivables and Other Assets	(1.76%)
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	0.61%
Arizona	7.94%
California	11.61%
Colorado	2.82%
Connecticut	0.57%
District of Columbia	0.72%
Florida	3.56%
Georgia	1.68%
Guam	0.24%
Hawaii	0.26%
Idaho	0.62%
Illinois	10.60%
Iowa	0.04%
Kansas	0.09%
Kentucky	0.84%
Louisiana	1.29%
Maine	0.26%

State / territory	Percentage of net assets
Maryland	0.34%
Massachusetts	2.22%
Michigan	1.35%
Minnesota	0.61%
Mississippi	0.03%
Missouri	0.46%
Montana	0.04%
Nebraska	0.02%
New Hampshire	0.19%
New Jersey	4.50%
New York	16.54%
North Carolina	0.29%
Ohio	1.62%
Oklahoma	0.59%
Oregon	0.77%
Pennsylvania	4.94%
Puerto Rico	14.78%
South Carolina	0.30%
Tennessee	0.18%
Texas	3.56%
Utah	2.05%
Virginia	1.81%
Washington	0.67%
Wisconsin	0.15%
Total Value of Securities	101.76%

Security type / sector / state / territory allocations
Delaware National High-Yield Municipal Bond Fund	As of February 28, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.33%
Corporate Revenue Bonds	21.79%
Education Revenue Bonds	16.12%
Electric Revenue Bonds	4.36%
Healthcare Revenue Bonds	16.67%
Housing Revenue Bond	0.04%
Lease Revenue Bonds	2.91%
Local General Obligation Bonds	1.81%
Pre-Refunded/Escrowed to Maturity Bonds	2.56%
Resource Recovery Revenue Bonds	0.51%
Special Tax Revenue Bonds	14.49%
State General Obligation Bonds	13.80%
Transportation Revenue Bonds	2.37%
Water & Sewer Revenue Bonds	1.90%
Short-Term Investments	0.48%
Total Value of Securities	99.81%
Receivables and Other Assets Net of Liabilities	0.19%
Total Net Assets	100.00%

*	As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	2.58%
Arizona	6.34%
California	11.06%
Colorado	1.59%
Delaware	0.07%
District of Columbia	1.29%
Florida	4.38%
Georgia	0.70%
Guam	0.15%
Hawaii	0.17%
Idaho	0.69%
Illinois	5.67%
Indiana	0.61%
Iowa	0.23%
Kansas	0.26%
Kentucky	0.51%

State / territory	Percentage of net assets
Louisiana	1.19%
Maine	0.58%
Maryland	0.41%
Massachusetts	1.39%
Michigan	1.18%
Minnesota	0.69%
Mississippi	0.09%
Missouri	1.05%
Montana	0.08%
Nevada	0.61%
New Hampshire	0.25%
New Jersey	3.04%
New York	5.36%
North Carolina	1.46%
Ohio	4.69%
Oklahoma	0.11%
Oregon	0.48%
Pennsylvania	2.97%
Puerto Rico	23.33%
South Carolina	0.59%
Tennessee	0.39%
Texas	5.36%
Utah	0.64%
Virginia	4.28%
Washington	0.72%
West Virginia	0.15%
Wisconsin	2.42%
Total Value of Securities	99.81%

Schedules of investments
Delaware Tax-Free USA Fund	February 28, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 97.73%
Corporate Revenue Bonds – 10.95%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 7.75% 7/1/50 #	7,420,000	$8,687,781
Buckeye, Ohio Tobacco Settlement Financing
Authority
(Senior)
Series A-2 3.00% 6/1/48	7,085,000	6,377,988
Series A-2 4.00% 6/1/48	7,205,000	7,571,518
Central Plains, Nebraska Energy Project
(Project No. 3)
Series A 5.00% 9/1/31	2,490,000	3,011,057
Series A 5.00% 9/1/35	1,915,000	2,404,283
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment)
5.00% 6/1/34	85,000	99,539
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed)
Series A 144A 1.49% 6/1/60 #, ^	73,230,000	4,248,072
Finance Authority of Maine Revenue
(Go Lab Madison, LLC Project)
144A 8.00% 12/1/51 (AMT) #	6,560,000	6,335,648
Florida Development Finance Surface Transportation
Facilities Revenue
(Brightline Passenger Rail Project)
Series B 144A 7.375% 1/1/49 (AMT) #	8,205,000	8,846,795
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.50% 1/1/49 (AMT) #, ●	2,960,000	2,987,735
Hoover, Alabama Industrial Development Board
(United States Steel Corporation Project)
5.75% 10/1/49 (AMT)	4,430,000	5,107,569
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 0.941% 6/1/57 #, ^	133,885,000	8,902,014
Series F 144A 1.387% 6/1/57 #, ^	87,685,000	4,726,221
Liberty New York Development Corporation Revenue
(Goldman Sachs Headquarters)
5.25% 10/1/35	155,000	202,239
Lower Alabama Gas District
Series A 5.00% 9/1/34	3,985,000	4,956,145
Series A 5.00% 9/1/46	2,630,000	3,402,694
Michigan Finance Authority Revenue
Series B-1 5.00% 6/1/49	830,000	944,515

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Monroe County, Michigan Economic Development
Revenue
(The Detroit Edison Company Project)
Series AA 6.95% 9/1/22 (NATL)	440,000	$453,416
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,580,000	1,883,091
Series B 6.50% 11/1/39	4,655,000	6,876,785
Series C 6.50% 11/1/39	2,210,000	3,264,811
New York Transportation Development Corporation
Special Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project)
5.00% 1/1/34 (AMT)	2,655,000	2,993,752
Public Authority for Colorado Energy Natural Gas
Revenue
6.50% 11/15/38	5,505,000	7,936,338
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,550,000	1,975,506
Shoals, Indiana
(National Gypsum Co. Project)
7.25% 11/1/43 (AMT)	1,830,000	1,934,072
Southern Ohio Port Authority
(Purecycle Project)
Series A 144A 7.00% 12/1/42 (AMT) #	880,000	902,986
Tennessee Energy Acquisition Commodity Project
Revenue
(Commodity Project)
Series A 5.00% 5/1/52 ●	1,625,000	1,956,061
Tobacco Securitization Authority of Southern
California
(Capital Appreciation-2nd Subordinate Lien)
Series C 0.545% 6/1/46 ^	15,025,000	2,839,875
(Capital Appreciation-3rd Subordinate Lien)
Series D 0.299% 6/1/46 ^	2,475,000	417,112
Valparaiso, Indiana
(Pratt Paper, LLC Project)
7.00% 1/1/44 (AMT)	1,580,000	1,721,537
		113,967,155
Education Revenue Bonds – 7.13%
Arizona Industrial Development Authority Revenue
(GreatHearts Arizona Projects)
Series A 2.25% 7/1/46	1,500,000	1,273,785

Schedules of investments
Delaware Tax-Free USA Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(GreatHearts Arizona Projects)
Series A 2.375% 7/1/52	1,500,000	$1,255,305
Auburn University, Alabama General Fee Revenue
Series A 5.00% 6/1/33	1,525,000	1,810,785
Bibb County, Georgia Development Authority
Revenue
(Macon State College Student Housing Project)
Series A 5.75% 7/1/40 (AGM)	2,210,000	2,218,619
California Educational Facilities Authority Revenue
(Loma Linda University)
Series A 5.00% 4/1/47	880,000	993,828
(Stanford University)
Series T-1 5.00% 3/15/39	7,085,000	9,673,221
Series V-1 5.00% 5/1/49	7,325,000	10,621,177
Series V-2 2.25% 4/1/51	2,125,000	1,813,432
District of Columbia Revenue
5.00% 6/1/50	880,000	988,433
(KIPP DC Issue)
4.00% 7/1/44	440,000	473,678
4.00% 7/1/49	705,000	754,308
Idaho Housing & Finance Association
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	490,000	534,433
Illinois Finance Authority Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	1,645,000	1,810,191
Series A 5.00% 2/15/50	480,000	527,443
Massachusetts Development Finance Agency
Revenue
Series V 5.00% 7/1/55	3,000,000	4,297,800
New Jersey Economic Development Authority
(Provident Group - Montclair State University)
5.00% 6/1/42 (AGM)	1,105,000	1,282,474
New York State Dormitory Authority Revenue
(Columbia University)
Series A 5.00% 10/1/50	1,000,000	1,460,700
Rhode Island Health and Educational Building
Revenue
(University of Rhode Island)
Series B 5.25% 9/15/29 (AGC)	1,255,000	1,259,857

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Town of Davie, Florida
(Nova Southeastern University Project)
5.00% 4/1/38	2,655,000	$3,093,367
University of North Carolina at Chapel Hill
Series B 5.00% 12/1/36	3,855,000	4,963,737
Series B 5.00% 12/1/38	6,765,000	8,689,710
University of Texas System Board of Regents
Series B 5.00% 8/15/49	9,850,000	14,096,138
Virginia College Building Authority Revenue
(The Washington and Lee University Project)
5.75% 1/1/34	270,000	374,625
		74,267,046
Electric Revenue Bonds – 3.15%
Electric and Gas Systems Revenue San Antonio,
Texas
5.25% 2/1/24	2,210,000	2,378,844
Long Island, New York Power Authority Electric
System Revenue
5.00% 9/1/47	1,430,000	1,651,707
Series B 5.00% 9/1/41	2,655,000	3,012,098
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	4,250,000	4,382,812
Series A 5.05% 7/1/42 ‡	115,000	118,594
Series A 6.75% 7/1/36 ‡	2,005,000	2,125,280
Series AAA 5.25% 7/1/25 ‡	70,000	72,538
Series CCC 5.25% 7/1/27 ‡	2,325,000	2,409,281
Series TT 5.00% 7/1/32 ‡	2,800,000	2,887,500
Series WW 5.25% 7/1/33 ‡	2,880,000	2,984,400
Series XX 4.75% 7/1/26 ‡	235,000	241,462
Series XX 5.25% 7/1/40 ‡	3,345,000	3,466,256
Series ZZ 4.75% 7/1/27 ‡	185,000	190,088
Series ZZ 5.25% 7/1/24 ‡	90,000	93,263
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
(Salt River Project Electric System)
Series A 5.00% 1/1/30	5,315,000	6,349,618
Utah Associated Municipal Power Systems Revenue
(San Juan Project)
5.50% 6/1/22	440,000	441,698
		32,805,439

Schedules of investments
Delaware Tax-Free USA Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds – 11.50%
Alachua County, Florida Health Facilities Authority
(Oak Hammock at the University of Florida, Inc.
Project)
4.00% 10/1/46	655,000	$683,519
4.00% 10/1/46	1,750,000	1,782,427
Allegheny County, Pennsylvania Hospital
Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	45,000	48,796
Series A 5.00% 4/1/47	1,640,000	1,880,063
Apple Valley Senior Living Revenue
(Minnesota Senior Living LLC Project)
Series B 5.00% 1/1/47	2,105,000	1,525,114
Series D 7.25% 1/1/52	2,295,000	1,671,380
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC
Project 2nd Tier)
Series B 5.00% 1/1/49	350,000	278,373
(Great Lakes Senior Living Communities LLC
Project 4th Tier)
144A 7.75% 1/1/54 #	225,000	166,088
(Phoenix Children's Hospital)
Series A 4.00% 2/1/50	5,815,000	6,353,876
California Health Facilities Financing Authority
Revenue
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	10,345,000	14,378,205
(Sutter Health)
Series A 5.00% 11/15/38	880,000	1,029,662
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	2,350,000	2,704,310
Chester County Industrial Development Authority,
Pennsylvania
(Longwood Gardens, Inc. Project)
4.00% 12/1/46	1,330,000	1,510,082
4.00% 12/1/51	2,655,000	2,972,219
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 4.00% 11/15/43	2,655,000	2,951,723
Series A 4.00% 11/15/50	5,000,000	5,641,650

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(American Baptist)
8.00% 8/1/43	1,925,000	$2,022,213
(CommonSpirit Health)
Series A-2 4.00% 8/1/49	2,880,000	3,103,430
Series A-2 5.00% 8/1/44	2,655,000	3,082,933
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	1,660,000	1,748,677
Cuyahoga County, Ohio
(The Metro Health System)
5.25% 2/15/47	1,985,000	2,291,980
5.50% 2/15/57	2,655,000	3,096,288
Glendale, Arizona Industrial Development Authority
Revenue
(Royal Oaks Inspirata Pointe Project)
Series A 5.00% 5/15/56	2,210,000	2,409,386
Hamilton County, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center)
Series CC 5.00% 11/15/49	3,620,000	5,032,958
Harris County Cultural Education Facilities Finance
(Texas Children's Hospital)
Series A 4.00% 10/1/42	5,755,000	6,576,008
Louisiana Local Government Environmental Facilities
& Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	2,210,000	2,209,845
Maricopa County, Arizona Industrial Development
Authority Senior Living Facility Revenue Bonds
(Christian Care Surprise, Inc. Project)
144A 6.00% 1/1/48 #	1,060,000	936,340
Maryland Health & Higher Educational Facilities
Authority Revenue
(Adventist Healthcare Obligated)
Series A 5.50% 1/1/46	1,775,000	2,065,763
Miami-Dade County, Florida Health Facilities Authority
Revenue
(Nicklaus Children's Hospital Project)
5.00% 8/1/42	1,330,000	1,528,556
Montgomery County, Pennsylvania Industrial
Development Authority Revenue
(Foulkeways At Gwynedd Project)
5.00% 12/1/46	830,000	882,398

Schedules of investments
Delaware Tax-Free USA Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation)
6.125% 7/1/50	2,000,000	$2,109,440
New Hope, Texas Cultural Education Facilities
Finance
(Cardinal Bay, Inc. - Village on the Park/Carriage
Inn Project)
Series A1 5.00% 7/1/46 ‡	110,000	83,600
(Legacy Midtown Park Project)
Series A 5.50% 7/1/54	2,000,000	2,042,380
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	400,000	459,808
144A 5.00% 12/1/35 #	1,095,000	1,256,764
144A 5.00% 12/1/37 #	695,000	796,950
Norfolk Economic Development Authority Revenue,
Virginia
(Sentara Healthcare)
Series B 5.00% 11/1/43	880,000	902,150
Orange County, New York Funding Corporation
Assisted Living Residence Revenue
6.50% 1/1/46	2,475,000	2,474,678
Pennsylvania Higher Educational Facilities Authority
Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	1,775,000	1,941,548
(University Of Pennsylvania Health System)
4.00% 8/15/49	4,430,000	4,945,564
Rochester, Minnesota
(The Homestead at Rochester)
Series A 6.875% 12/1/48	2,080,000	2,173,683
Sacramento County, California Sanitation Districts
Financing Authority Revenue
Series A 5.00% 12/1/45	2,500,000	3,077,900
Salem Hospital Facility Authority Revenue
(Capital Manor Project)
4.00% 5/15/40	750,000	805,222
4.00% 5/15/47	1,000,000	1,061,070
4.00% 5/15/57	1,000,000	1,046,040
Seminole County, Florida Industrial Development
Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.50% 11/15/49	3,540,000	3,782,278

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tarrant County, Texas Cultural Education Facilities
Finance Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project)
6.625% 11/15/37	970,000	$1,070,250
Tempe, Arizona Industrial Development Authority
Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/52 #	1,620,000	1,712,551
University of North Carolina at Chapel Hill
5.00% 2/1/46	440,000	497,015
Washington State Housing Finance Commission
(Heron's Key Senior Living)
Series A 144A 7.00% 7/1/45 #	4,510,000	4,905,617
		119,708,770
Housing Revenue Bond – 0.06%
Massachusetts Housing Finance Agency
Series A 5.25% 12/1/35 (FHA)	615,000	619,957
		619,957
Lease Revenue Bonds – 7.62%
Arizona Industrial Development Authority Revenue
(Lincoln South Beltway Project)
5.00% 2/1/30	130,000	160,562
Columbus City, Ohio
Series A 5.00% 4/1/36	6,000,000	7,529,580
Kansas City, Missouri
(Downtown Streetcar Project)
Series A 5.00% 9/1/34	3,540,000	3,614,234
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 12/15/42	12,520,000	13,309,386
Series A 4.00% 6/15/50 (BAM)	1,775,000	1,867,673
Series A 4.00% 6/15/52	12,230,000	12,811,414
Series A 5.00% 6/15/50 (BAM)	2,525,000	2,856,381
Series A 5.00% 6/15/57	1,430,000	1,564,906
Series B 2.809% 12/15/54 (BAM) ^	33,065,000	9,712,513
Minnesota Housing Finance Agency
(State Appropriation)
5.00% 8/1/31	225,000	225,812
New Jersey Transportation Trust Fund Authority
(Federal Highway Reimbursement Revenue)
Series A 5.00% 6/15/31	85,000	96,232

Schedules of investments
Delaware Tax-Free USA Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Transportation Trust Fund Authority
(Transportation Program)
Series AA 4.00% 6/15/50 (BAM)	10,675,000	$11,492,278
(Transportation System)
Series A 2.451% 12/15/39 (BAM) ^	7,890,000	4,622,120
New York City, New York Transitional Finance
Authority Building Aid Revenue
Series S-1 5.00% 7/15/37	4,430,000	4,497,070
New York Liberty Development Corporate
(4 World Trade Center Project)
Series A 3.00% 11/15/51	3,150,000	3,022,897
New York State Thruway Authority Revenue
Series A-1 4.00% 3/15/52	1,775,000	1,969,185
		79,352,243
Local General Obligation Bonds – 4.65%
Arlington Independent School District, Texas
5.00% 2/15/36 (PSF)	2,500,000	3,132,575
Chicago, Illinois
Series A 5.25% 1/1/29	1,795,000	1,912,501
Series A 5.50% 1/1/49	880,000	1,013,470
Series A 6.00% 1/1/38	465,000	539,353
Chicago, Illinois Board of Education
5.00% 4/1/42	1,025,000	1,131,569
5.00% 4/1/46	1,050,000	1,155,556
Dallas Independent School District, Texas
2.75% 2/15/52 (PSF)	3,000,000	2,903,490
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,210,000	2,482,935
Mecklenburg County, North Carolina
Series A 5.00% 4/1/25	2,210,000	2,461,984
Series A 5.00% 9/1/25	7,085,000	7,992,447
New York City, New York
Fiscal 2021 Series C 5.00% 8/1/43	1,330,000	1,610,989
Series E 5.00% 3/1/41	85,000	99,332
Series E-1 5.00% 3/1/44	4,430,000	5,159,665
Series F-1 5.00% 4/1/45	4,745,000	5,528,400
Subseries B-1 5.00% 12/1/37	3,985,000	4,554,377
Subseries B-1 5.00% 12/1/41	4,430,000	5,041,340
Subseries D-1 4.00% 12/1/42	1,505,000	1,667,013
Subseries D-1 5.00% 10/1/36	20,000	20,069
		48,407,065

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds – 1.57%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	880,000	$933,152
Broward County, Florida Airport System Revenue
Series C 5.25% 10/1/30-23 §	4,430,000	4,718,437
Massachusetts School Building Authority Revenue
Series C 5.00% 8/15/31-25 §	1,315,000	1,476,850
New Jersey Economic Development Authority
Revenue
(Cigarette Tax)
5.00% 6/15/28-22 §	2,385,000	2,415,075
Palm Beach County, Florida Health Facilities Authority
Revenue
(Sinai Residences Boca Raton Project)
Series A 7.50% 6/1/49	540,000	559,726
Richmond, Virginia Public Utility Revenue
Series A 5.00% 1/15/38-23 §	440,000	455,897
Rockwall Independent School District, Texas
5.00% 2/15/46-25 (PSF) §	1,775,000	1,966,505
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/43-23 §	1,775,000	1,947,459
University of Massachusetts Building Authority
Revenue
Senior Series 2013-1 5.00% 11/1/39-22 §	880,000	904,825
Waterbury, Connecticut
Lot A 5.00% 12/1/32-23 §	880,000	939,506
		16,317,432
Resource Recovery Revenue Bond – 0.17%
Union County, New Jersey Improvement Authority
Revenue
(Aries Linden, LLC Project)
144A 6.75% 12/1/41 (AMT) #	1,730,000	1,743,702
		1,743,702
Special Tax Revenue Bonds – 16.99%
Bullhead City, Arizona Excise Taxes Revenue
2.55% 7/1/46	4,500,000	4,071,330
City & County of San Francisco CA Special Tax
District No 2020-1
Series B 144A 5.25% 9/1/49 #	4,000,000	3,820,320

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	1,955,000	$2,009,427
CPR Custodial Receipt
(Taxable)
Series 2021-1 144A 0.649% 1/1/45 #	12,000,000	11,714,880
GDB Debt Recovery Authority of Puerto Rico
(Taxable)
7.50% 8/20/40	19,697,988	18,516,109
Illinois State
First Series 6.00% 6/15/26 (NATL)	880,000	1,035,214
Massachusetts School Building Authority Revenue
Series C 5.00% 8/15/31	900,000	1,003,716
Metropolitan Transportation Authority Revenue, New
York
(Climate Bond Certified)
Series B-2 5.00% 11/15/36	1,775,000	2,032,730
New York City, New York Transitional Finance
Authority
(Future Tax Secured Fiscal 2014)
Series A-1 5.00% 11/1/42	8,855,000	9,382,227
New York City, New York Transitional Finance
Authority Building Aid Revenue
Subordinate Subseries S-3A 5.00% 7/15/37	2,210,000	2,638,497
New York Convention Center Development Corporate
Senior Lien
(Hotel Unit Fee Secured)
Series B 2.873% 11/15/55 (BAM) ^	2,995,000	905,299
New York Convention Center Development Corporate
Senior Lien
(Hotel Unit Fee Secured)
Series B 3.03% 11/15/55 ^	5,000	1,462
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/39	3,540,000	4,081,230
Series A 5.00% 3/15/42	1,775,000	2,040,842
Series B 5.00% 3/15/34	4,430,000	4,446,081
(General Purpose)
Series A 5.00% 2/15/31	85,000	98,338
New York State Urban Development Revenue
(General Purpose)
Series A 5.00% 3/15/37	2,655,000	3,166,273

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project)
144A 7.00% 12/1/50 #	1,910,000	$2,005,214
Puerto Rico Infrastructure Financing Authority
Series B 5.00% 7/1/41 ‡	6,455,000	3,348,531
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	1,291,000	1,430,183
Series A-1 4.75% 7/1/53	16,348,000	18,079,907
Series A-1 4.79% 7/1/46 ^	87,925,000	28,563,316
Series A-1 4.903% 7/1/51 ^	38,540,000	9,071,545
Series A-1 5.00% 7/1/58	19,132,000	21,455,581
Series A-2 4.329% 7/1/40	6,379,000	6,985,196
Series A-2 4.329% 7/1/40	3,799,000	4,160,019
Series A-2 4.784% 7/1/58	7,025,000	7,769,510
Sales Tax Securitization, Illinois
Series A 5.00% 1/1/40	130,000	149,874
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and
2A)
Series 2015A 5.75% 9/1/32	2,935,000	2,905,415
		176,888,266
State General Obligation Bonds – 15.68%
California State
4.00% 10/1/36	2,655,000	3,026,594
5.00% 9/1/32	2,140,000	2,743,373
(Various Purpose)
4.00% 3/1/36	4,430,000	5,070,799
5.00% 8/1/27	2,210,000	2,542,892
5.00% 3/1/30	4,430,000	4,889,391
5.00% 4/1/32	1,285,000	1,664,345
5.00% 4/1/37	4,430,000	4,618,984
5.00% 10/1/37	8,855,000	11,313,591
5.00% 10/1/41	2,970,000	3,728,271
5.00% 10/1/47	1,900,000	2,141,794
Commonwealth of Massachusetts
Series A 5.50% 8/1/30 (AMBAC)	880,000	1,126,602
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/24 ‡	1,690,000	1,694,225

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/41 ‡	3,865,000	$3,526,813
Series A 5.125% 7/1/37 ‡	12,230,000	11,404,475
Series A 5.25% 7/1/22 ‡	1,610,000	1,618,050
Series A 5.25% 7/1/27 ‡	45,000	45,225
Series A 5.25% 7/1/30 ‡	5,315,000	5,348,219
Series A 5.25% 7/1/31 ‡	1,120,000	1,138,200
Series A 5.25% 7/1/34 ‡	1,390,000	1,400,425
Series A 5.375% 7/1/33 ‡	780,000	779,017
Series A 144A 5.50% 6/1/22 #	9,570,000	9,749,437
Series A 5.50% 7/1/39 ‡	2,515,000	2,389,250
Series A 5.75% 7/1/28 ‡	1,725,000	1,645,219
Series A 6.00% 7/1/38 ‡	485,000	492,881
Series A 8.00% 7/1/35 ‡	5,480,000	4,938,850
Series B 5.00% 7/1/35 ‡	3,035,000	3,046,381
Series C 6.00% 7/1/39 ‡	5,505,000	5,477,475
Connecticut State
Series B 5.00% 6/15/35	2,190,000	2,422,819
Series E 5.00% 9/15/35	2,210,000	2,640,397
Series E 5.00% 9/15/37	2,000,000	2,387,860
Florida State
(Department Of Transportation Right-of-Way
Acquisition and Bridge Construction)
Series A 4.00% 7/1/33	2,210,000	2,516,041
Series A 4.00% 7/1/34	3,240,000	3,677,465
Illinois State
5.00% 5/1/36	425,000	451,669
5.00% 11/1/36	1,580,000	1,762,395
5.00% 2/1/39	1,795,000	1,892,720
5.25% 2/1/30	3,095,000	3,300,167
5.25% 2/1/32	1,045,000	1,111,880
5.25% 2/1/33	650,000	691,288
5.50% 5/1/39	4,430,000	5,291,325
Series A 4.00% 12/1/33	890,000	950,288
Series A 5.00% 4/1/38	785,000	814,163
Series D 5.00% 11/1/27	3,095,000	3,559,467
(Rebuild Illinois Program)
Series B 4.00% 11/1/39	9,475,000	10,129,154
Maryland State
Series A 5.00% 3/15/26	4,430,000	5,070,180

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Maryland State
Series A 5.00% 3/15/28	2,655,000	$3,197,735
Texas State
(Transportation Commission Mobility)
Series A 5.00% 10/1/33	1,555,000	1,837,637
Washington State
(Bid Group)
Series C 5.00% 2/1/28	10,000,000	11,972,900
		163,238,328
Transportation Revenue Bonds – 16.77%
Broward County, Florida Airport System Revenue
Series A 4.00% 10/1/49 (AMT)	4,430,000	4,746,214
Series A 5.00% 10/1/33 (AMT)	85,000	100,507
Central Florida Expressway Authority Senior Lien
Revenue
Series A 5.00% 7/1/33	85,000	102,793
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,800,000	1,905,714
Chicago, Illinois O'Hare International Airport
Series A 5.00% 1/1/37 (AMT)	1,495,000	1,730,582
Series A 5.00% 1/1/38 (AMT)	530,000	612,574
Series B 5.00% 1/1/33	2,075,000	2,254,675
Series D 5.25% 1/1/42	1,775,000	2,044,640
Chicago, Illinois Transit Authority Revenue
Series A 4.00% 12/1/50	1,775,000	1,967,765
Series A 5.00% 12/1/45	1,775,000	2,116,900
Dallas, Texas Fort Worth International Airport
Revenue
Series F 5.25% 11/1/30	4,430,000	4,711,128
Denver City & County, Colorado Airport System
Revenue
Series A 5.00% 12/1/43 (AMT)	5,315,000	6,163,115
Georgia State Road & Tollway Authority Revenue
(Managed Lane System)
Series A 4.00% 7/15/46	1,930,000	2,225,985
Harris County, Texas Toll Road Authority
Senior Lien Series A 5.00% 8/15/27	3,315,000	3,925,292
Love Field Airport Modernization, Texas General
Airport Revenue Bonds
5.00% 11/1/35 (AMT)	880,000	996,266
5.00% 11/1/36 (AMT)	880,000	996,468

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/37 (AMT)	3,540,000	$4,208,210
Series A 5.00% 7/1/39 (AMT)	2,605,000	3,086,717
Series A 5.00% 7/1/40 (AMT)	1,615,000	1,910,916
Metropolitan Nashville, Tennessee Airport Authority
Series A 5.00% 7/1/45	4,450,000	4,919,697
Metropolitan Transportation Authority Revenue, New
York
Series D 5.00% 11/15/33	1,320,000	1,516,693
(Green Bonds)
Series A-1 5.00% 11/15/47	1,330,000	1,537,467
Series C-1 5.25% 11/15/55	80,000	93,442
Metropolitan Washington, D.C. Airports Authority
Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement
Projects)
Series B 4.00% 10/1/49	3,790,000	4,098,013
Montgomery County, Texas Toll Road Authority
Revenue
(Senior Lien)
5.00% 9/15/37	1,550,000	1,696,987
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	4,430,000	4,793,747
Series E 5.00% 1/1/45	5,315,000	5,765,978
New York Transportation Development Corporation
Special Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project)
4.375% 10/1/45 (AMT)	11,335,000	12,150,667
North Carolina Turnpike Authority Revenue
5.00% 1/1/36 (AGM)	2,655,000	3,180,000
North Texas Tollway Authority Revenue
(1st Tier) Series B 5.00% 1/1/40	1,775,000	1,833,096
(2nd Tier) Series A 5.00% 1/1/34	4,430,000	4,827,681
Series A 4.00% 1/1/38	200,000	209,174
Series A 5.00% 1/1/43	6,200,000	7,229,200
Ohio Turnpike & Infrastructure Commission
(Infrastructure Projects)
Series A-1 5.00% 2/15/28	270,000	280,514
Pennsylvania State Turnpike Commission Revenue
Series A 5.00% 12/1/48	2,500,000	2,946,575

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission Revenue
Series A-2 5.00% 12/1/43	1,775,000	$2,090,879
Series C 5.00% 12/1/44	880,000	956,190
Philadelphia City, Pennsylvania Airport Revenue
4.00% 7/1/46 (AGM) (AMT)	3,625,000	3,939,179
Phoenix City, Arizona Civic Improvement Airport
Revenue
Series B 5.00% 7/1/49 (AMT)	4,430,000	5,109,030
Port Authority of New York & New Jersey
Series 227 2.00% 10/1/34 (AMT)	1,190,000	1,108,687
Regional Transportation District, Colorado
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/40	2,370,000	2,824,495
Riverside County Transportation Commission Toll
Revenue Senior Lien
Series B-1 4.00% 6/1/46	1,775,000	1,965,546
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/36 (AMT)	3,540,000	4,098,470
Series A 5.00% 7/1/51 (AMT)	4,430,000	5,248,531
Series B 5.00% 7/1/42	3,055,000	3,519,513
San Diego County Regional Airport Authority
Series A 5.00% 7/1/56	5,715,000	6,875,316
San Diego, County Regional Airport Authority
Series B 4.00% 7/1/56 (AMT) (BAM)	5,000,000	5,416,150
San Francisco, California City International Airport
Commission
Series A 5.00% 5/1/44 (AMT)	4,430,000	5,125,200
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series A 5.00% 1/1/49	395,000	439,915
Series B 5.00% 1/1/42 (AMT)	1,285,000	1,424,551
Series B 5.00% 1/1/48 (AMT)	5,345,000	5,902,644
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment
3A and 3B Facility)
6.75% 6/30/43 (AMT)	2,205,000	2,387,067
7.00% 12/31/38 (AMT)	1,620,000	1,760,519
(NTE Mobility Partners Segments 3 LLC Segment
3C Project)
5.00% 6/30/58 (AMT)	4,430,000	5,065,129

Schedules of investments
Delaware Tax-Free USA Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Triborough Bridge & Tunnel Authority Revenue,
New York
(MTA Bridges and Tunnels)
Series A 5.00% 11/15/49	80,000	$96,790
Virginia Small Business Financing Authority Revenue
(95 Express Lanes, LLC Project)
4.00% 1/1/48 (AMT)	1,000,000	1,083,500
(Transform 66 P3 Project)
5.00% 12/31/56 (AMT)	1,075,000	1,227,682
Washington, Metropolitan Area Transit Authority
Revenue, Columbia
5.00% 7/1/43	880,000	1,015,546
Wayne County, Michigan Airport Authority
(Detroit Metropolitan Wayne County Airport)
Series A 5.00% 12/1/42	2,210,000	2,273,692
Series D 5.00% 12/1/45 (AGM)	660,000	737,385
		174,576,998
Water & Sewer Revenue Bonds – 1.49%
Broward County, Florida Water & Sewer Utility
Revenue
Series A 4.00% 10/1/47	2,500,000	2,861,650
Carefree Utilities Community Facilities District,
Arizona
4.00% 7/1/41	1,195,000	1,368,765
4.00% 7/1/46	1,195,000	1,353,839
Decatur City, Alabama Water & Sewer Revenue
Series A 4.00% 8/15/50	5,290,000	5,967,385
Guam Government Waterworks Authority
Series A 5.00% 1/1/50	1,775,000	2,074,531
Mississippi Development Bank
(Jackson Water and Sewer System Revenue Bond
Project)
6.75% 12/1/30 (AGM)	880,000	953,735
Toledo, Ohio Water System Revenue
5.00% 11/15/38	880,000	917,471
		15,497,376
Total Municipal Bonds (cost $968,566,203)		1,017,389,777

	Principal
	amount°	Value (US $)
Short-Term Investments – 3.56%
Variable Rate Demand Notes – 3.56%¤
Massachusetts Development Finance Agency
Revenue
(Boston University) Series U-6E 0.02% 10/1/42
(LOC - TD Bank N.A.)	1,250,000	$1,250,000
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.09%
11/15/48
(LOC – Wells Fargo Bank N.A.)	900,000	900,000
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Allina Health System)
Series B-1 0.02% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	800,000	800,000
Series B-2 0.02% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	1,200,000	1,200,000
Mississippi Business Finance Corporation Gulf
Opportunity Zone Industrial Development Revenue
(Chevron U.S.A. Inc. Project)
Series A 0.08% 11/1/35	850,000	850,000
Series B 0.05% 12/1/30	700,000	700,000
Series B 0.05% 11/1/35	1,000,000	1,000,000
New Jersey Health Care Facilities Financing Authority
Revenue
(Virtua Health Issue) Series B 0.01% 7/1/43
(LOC – JPMorgan Chase Bank N.A.)	6,300,000	6,300,000
New York City, New York
Subseries B-4 and B-5 0.05% 10/1/46 (SPA -
Barclays Bank)	3,900,000	3,900,000
Subseries F-5 0.05% 6/1/44 (SPA - Barclays
Bank)	5,400,000	5,400,000
Subseries G-6 0.03% 4/1/42 (LOC - Mizuho Bank)	565,000	565,000
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
Subseries A-2 0.05% 6/15/44
(SPA - Mizuho Bank)	2,400,000	2,400,000
(Second General Resolution) Subseries AA-
3 0.04% 6/15/49
(SPA - TD Bank N.A.)	5,200,000	5,200,000
New York City, New York Transitional Finance
Authority Future Tax Secured Revenue
Subseries A-4 0.04% 11/1/29
(SPA - TD Bank N.A.)	665,000	665,000

Schedules of investments
Delaware Tax-Free USA Fund

	Principal
	amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Phoenix Industrial Development Authority
(Mayo Clinic) Series B 0.06% 11/15/52
(SPA - Northern Trust Company)	2,300,000	$2,300,000
University of Michigan Revenue
(General Revenue) Series D-1 0.03% 12/1/24	3,675,000	3,675,000
Total Short-Term Investments (cost $37,104,988)		37,105,000
Total Value of Securities–101.29%
(cost $1,005,671,191)		$1,054,494,777

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $84,904,923, which represents 8.16% of the Fund's net assets. See Note 8 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2022.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation

Summary of abbreviations: (continued)
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free USA Intermediate Fund	February 28, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 99.47%
Corporate Revenue Bonds – 10.96%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 7.75% 7/1/50 #	5,520,000	$6,463,147
Black Belt Energy Gas District, Alabama
(Project No. 4)
Series A 4.00% 6/1/25	1,655,000	1,773,167
Buckeye, Ohio Tobacco Settlement Financing
Authority
Series A-2 5.00% 6/1/32	1,270,000	1,509,928
Series A-2 5.00% 6/1/33	850,000	1,008,049
(Asset-Backed Senior)
Series B-2 5.00% 6/1/55	1,750,000	1,906,433
(Senior)
Series A-2 3.00% 6/1/48	2,425,000	2,183,009
Series A-2 4.00% 6/1/48	7,810,000	8,207,295
California Pollution Control Financing Authority
Revenue
(Calplant I Project)
144A 8.00% 7/1/39 (AMT) #, ‡	1,250,000	750,000
Central Plains Energy Project Nebraska
(Project No. 3)
Series A 5.00% 9/1/42	250,000	322,563
Chandler, Arizona Industrial Development Authority
Revenue
(Intel Corporation Project)
2.70% 12/1/37 (AMT) ●	2,700,000	2,758,563
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment)
5.00% 6/1/27	2,000,000	2,332,460
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed)
Series A 144A 1.495% 6/1/60 #, ^	36,000,000	2,088,360
Florida Development Finance Corporation Surface
Transportation Facility Revenue
(Brightline Passenger Rail Project)
Series B 144A 7.375% 1/1/49 (AMT) #	5,435,000	5,860,125
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.50% 1/1/49 (AMT) #, ●	1,710,000	1,726,023
George L Smith II Georgia World Congress Center
Authority
Series A 4.00% 1/1/54	2,210,000	2,259,195

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 1.33% 6/1/57 #, ^	62,600,000	$4,162,274
Series F 144A 0.396% 6/1/57 #, ^	74,090,000	3,993,451
Jefferson County, Texas Industrial Development
(TRP Crude Marketing LLC Project)
144A 7.75% 4/1/39 #	1,375,000	1,362,034
Kentucky Public Energy Authority
(Gas Supply Revenue Bonds)
Series C-1 4.00% 12/1/49 ●	5,000,000	5,331,000
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	6,031,945
Maine, Finance Authority Revenue
(Go Lab Madison Project, Green Bonds)
144A 8.00% 12/1/51 (AMT) #	3,490,000	3,370,642
Michigan Finance Authority
Series A Class 1 4.00% 6/1/49	2,000,000	2,155,980
Monroe County, Michigan Economic Development
(The Detroit Edison Company Project)
Series AA 6.95% 9/1/22 (NATL)	4,500,000	4,637,205
New Jersey Economic Development Authority Special
Facilities Revenue
(Continental Airlines Project)
Series B 5.625% 11/15/30 (AMT)	1,890,000	2,029,633
New Jersey Tobacco Settlement Financing
Subordinate Series B 5.00% 6/1/46	1,965,000	2,189,639
New York Counties Tobacco Trust V
(Capital Appreciation - Pass Through)
Series 4B 144A 0.587% 6/1/60 #, ^	20,000,000	834,800
New York Liberty Development Revenue
5.50% 10/1/37	1,320,000	1,804,242
(Goldman Sachs Headquarters)
5.25% 10/1/35	3,405,000	4,442,742
New York Transportation Development Special
Facilities Revenue
Series B 6.50% 11/1/39	3,485,000	5,148,356
(Delta Airlines, Inc.-LaGuardia Airport Terminals
C&D Redevelopment Project)
5.00% 1/1/34 (AMT)	7,210,000	8,129,924
Public Authority for Colorado Energy Natural Gas
Revenue
6.50% 11/15/38	3,000,000	4,324,980

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	4,000,000	$5,098,080
Salt Verde, Arizona Financial Corporation Senior Gas
Revenue
5.00% 12/1/32	3,850,000	4,704,777
5.25% 12/1/24	3,050,000	3,327,550
South Carolina Jobs - Economic Development
Authority Educational Facilities Revenue
(AAC East LLC Project - Green Bonds)
Series A 144A 7.00% 5/1/39 (AMT) #	1,500,000	1,355,880
(Jasper Pellets, LLC Project - Green Bonds)
Series A 144A 7.00% 11/1/38 (AMT) #	1,250,000	1,019,687
St. John Baptist Parish, Louisiana
(Marathon Oil Corporation Project)
Series B-2 2.125% 6/1/37 ●	2,250,000	2,262,983
Tennessee Energy Acquisition Commodity Project
Revenue
Series A 5.00% 5/1/52 ●	1,910,000	2,299,124
Tobacco Securitization Authority of Southern
California
(Capital Appreciation-2nd Subordinate Lien)
Series C 0.511% 6/1/46 ^	9,040,000	1,708,650
(Capital Appreciation-3rd Subordinate Lien)
Series D 0.288% 6/1/46 ^	1,490,000	251,110
TSASC, New York
Series A 5.00% 6/1/30	475,000	539,738
Series A 5.00% 6/1/31	475,000	537,942
Series A 5.00% 6/1/41	1,000,000	1,113,850
Virginia Tobacco Settlement Financing Corporation
(Capital Appreciation Asset-Backed)
Series B 5.20% 6/1/46 ●	1,250,000	1,250,650
Series C 2.388% 6/1/47 ^	52,780,000	13,320,088
Series D 2.161% 6/1/47 ^	6,955,000	1,474,182
		141,361,455
Education Revenue Bonds – 5.67%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,420,000	1,645,013
(Empower College Prep Project)
144A 6.00% 7/1/49 #	875,000	936,687

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Macombs Facility Project)
Series A 4.00% 7/1/61	2,000,000	$2,099,820
(Odyssey Preparatory Academy Project)
Series A 144A 5.50% 7/1/52 #	875,000	932,243
Bucks County, Pennsylvania Industrial Development
Authority Revenue
(School Lane Charter School Project)
5.125% 3/15/36	2,000,000	2,231,720
California Municipal Finance Authority
Series A 144A 5.50% 6/1/53 #	1,000,000	1,078,640
(Creative Center of Los Altos Project - Pinewood
School & Oakwood School)
Series B 144A 4.50% 11/1/46 #	500,000	504,365
California School Finance Authority
(View Park Elementary & Middle Schools)
Series A 4.75% 10/1/24	175,000	182,943
California State University
(Systemwide)
Series A 5.00% 11/1/31	2,000,000	2,333,540
California Statewide Communities Development
Authority Charter School Revenue
(Green Dot Public Schools - Animo Inglewood
Charter High School Project)
Series A 7.25% 8/1/41	500,000	502,045
California Statewide Communities Development
Authority Revenue
(California Baptist University)
Series A 6.125% 11/1/33	2,215,000	2,371,268
Capital Trust Agency, Florida Revenue
(Liza Jackson Preparatory School Project)
Series A 5.00% 8/1/40	300,000	343,308
Series A 5.00% 8/1/55	800,000	899,080
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/43 #	2,000,000	2,236,640
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/39	1,275,000	1,387,251
4.00% 7/1/44	740,000	796,640
Fulton County, Georgia Development Authority
Revenue
(Georgia Institute of Technology)
5.00% 6/15/44	3,100,000	3,714,606

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association
(Alturas International Academy Project)
4.00% 5/1/52	1,400,000	$1,478,722
(Gem Prep: Meridian South Charter School
Project)
144A 4.00% 5/1/46 #	710,000	661,954
(Sage International School of Boise Project)
Series A 4.00% 5/1/29	205,000	228,042
Series A 4.00% 5/1/30	160,000	179,512
Series A 4.00% 5/1/35	450,000	501,642
Series A 4.00% 5/1/40	1,330,000	1,471,087
Series A 4.00% 5/1/50	1,500,000	1,636,020
Illinois Finance Authority Revenue
(University of Illinois at Chicago)
Series A 5.00% 2/15/26	400,000	442,972
Series A 5.00% 2/15/27	200,000	225,738
Series A 5.00% 2/15/29	400,000	451,324
Series A 5.00% 2/15/31	365,000	409,063
Maricopa County, Arizona Industrial Development
Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	280,052
Series A 144A 5.00% 7/1/50 #	175,000	193,382
(Highland Prep Project)
Series A 4.00% 7/1/29	315,000	355,695
Series A 4.00% 7/1/30	330,000	375,834
Series A 4.00% 7/1/31	345,000	396,343
Series A 4.00% 7/1/32	360,000	412,085
Series A 4.00% 7/1/33	375,000	427,766
Series A 4.00% 7/1/34	390,000	443,691
Series A 4.00% 7/1/35	405,000	459,857
Series A 4.00% 7/1/36	425,000	480,896
Series A 4.00% 7/1/37	440,000	495,488
Series A 4.00% 7/1/38	460,000	516,539
Series A 4.00% 7/1/39	480,000	537,490
Series A 4.00% 7/1/40	500,000	558,000
Series A 4.00% 7/1/41	520,000	577,127
Series A 4.00% 7/1/46	740,000	811,107
Massachusetts Development Finance Agency
Revenue
(Harvard University)
Series A 5.00% 7/15/40	5,000,000	6,785,900

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Massachusetts School Building Authority
Series C 5.00% 8/15/37	2,500,000	$2,782,825
Miami-Dade County, Florida Educational Facilities
Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	570,705
Series A 5.00% 4/1/31	1,090,000	1,194,509
New York State Dormitory Authority Revenue
(New York University)
Series A 5.75% 7/1/27 (NATL)	8,800,000	9,889,792
(Touro College & University System)
Series A 5.25% 1/1/34	1,335,000	1,428,223
Newark, Texas Higher Education Finance
(Village Tech Schools)
Series A 5.125% 8/15/47	1,250,000	1,251,288
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/39 #	500,000	528,065
Series A 144A 5.00% 6/15/49 #	500,000	521,660
Phoenix, Arizona Industrial Development Authority
Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona
State University Project)
Series A 5.00% 7/1/30	350,000	405,142
Series A 5.00% 7/1/32	235,000	269,637
South Carolina Jobs - Economic Development
Authority Educational Facilities Revenue
(High Point Academy Project)
Series A 144A 5.75% 6/15/39 #	1,345,000	1,507,409
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	4,032,558
University of Texas System Board of Regents
Series B 5.00% 8/15/49	1,075,000	1,538,411
University of Washington
Series A 4.00% 4/1/35	1,000,000	1,171,670
		73,081,031
Electric Revenue Bonds – 4.32%
Guam Power Authority Revenue
Series A 5.00% 10/1/40	1,000,000	1,113,350
Long Island, New York Power Authority
5.00% 9/1/33	250,000	293,883

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Long Island, New York Power Authority
5.00% 9/1/35	1,000,000	$1,172,660
Series A 5.00% 9/1/34	500,000	620,620
Municipal Electric Authority of Georgia
(Plant Vogtle Units 3&4 Project)
Series A 5.00% 1/1/39	6,250,000	7,271,000
New York State Utility Debt Securitization Authority
(Restructuring Bonds)
5.00% 12/15/33	1,500,000	1,694,535
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,520,000	1,575,100
Series TT 5.00% 7/1/32 ‡	1,555,000	1,603,594
Series WW 5.25% 7/1/33 ‡	1,015,000	1,051,794
Series WW 5.50% 7/1/17 ‡	2,200,000	2,282,500
Series WW 5.50% 7/1/19 ‡	1,710,000	1,774,125
Series XX 5.25% 7/1/40 ‡	4,630,000	4,797,837
Series ZZ 5.00% 7/1/19 ‡	2,990,000	3,075,962
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,443,520
Series A 5.00% 1/1/38	5,000,000	5,777,850
(Salt River Project Electric System)
5.00% 1/1/30	5,000,000	5,973,300
Utility Debt Securitization Authority
(Restructuring Bonds)
5.00% 12/15/37	10,000,000	11,245,700
		55,767,330
Healthcare Revenue Bonds – 8.45%
Apple Valley, Minnesota
(Minnesota Senior Living LLC Project)
Series B 5.25% 1/1/37	915,000	757,538
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project)
5.00% 12/1/30	5,000,000	5,473,800
Arizona Industrial Development Authority Revenue
(Phoenix Children's Hospital)
Series A 4.00% 2/1/50	2,240,000	2,447,581
California Health Facilities Financing Authority
(Children's Hospital of Orange County)
Series A 2.125% 11/1/41	5,000,000	4,441,600
Series A 3.00% 11/1/39	2,750,000	2,903,862

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority
(Kaiser Permanente)
Series A-1 5.00% 11/1/27	4,100,000	$4,876,171
Series A-2 5.00% 11/1/47	3,970,000	5,517,784
California Health Facilities Financing Authority Senior
Living Revenue
(Lucile Salter Packard Children's Hospital At
Stanford)
Series A 5.00% 5/15/23	25,000	25,937
California Statewide Communities Development
Authority
(Loma Linda University Medical Center)
Series A 144A 5.00% 12/1/41 #	1,685,000	1,887,436
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 4.00% 11/15/50	5,000,000	5,641,650
(CommonSpirit Health)
Series A 4.00% 8/1/37	500,000	550,195
Series A 4.00% 8/1/38	1,500,000	1,647,795
Series A-2 4.00% 8/1/49	2,000,000	2,155,160
Series A-2 5.00% 8/1/37	1,105,000	1,300,883
County of Hamilton, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center)
Series CC 5.00% 11/15/49	3,540,000	4,921,733
Cumberland County, Pennsylvania Municipal
Authority Revenue
(Penn State Health)
Series A 4.00% 11/1/44	2,000,000	2,211,580
Cuyahoga County, Ohio
(The Metrohealth System)
5.00% 2/15/37	1,000,000	1,144,460
Escambia County, Health Facilities Authority Revenue
(Baptist Health Care Corporation Obligated Group)
Series A 4.00% 8/15/50	2,605,000	2,778,206
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.25% 11/15/46	875,000	776,554
(The Terraces of Phoenix Project)
Series A 5.00% 7/1/48	875,000	900,908

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority
Revenue
(Royal Oaks Life Care Community)
4.00% 5/15/28	1,000,000	$1,051,740
4.00% 5/15/30	1,385,000	1,450,843
4.00% 5/15/31	500,000	522,780
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project)
Series A 3.00% 3/1/51	1,800,000	1,751,706
Illinois Finance Authority Revenue
(The Admiral at the Lake Project)
5.50% 5/15/54	875,000	891,537
Iowa Finance Authority Senior Housing Revenue
Bonds
(PHS Council Bluffs, Inc. Project)
5.00% 8/1/33	500,000	507,650
Kalispell, Montana
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/32	435,000	465,911
Lancaster County, Pennsylvania Hospital Authority
(Brethren Village Project)
5.00% 7/1/31	440,000	474,483
(St. Anne's Retirement Community, Incorporated
Project)
5.00% 4/1/27	1,425,000	1,427,679
(University of Pennsylvania Health System
Obligation)
Series A 5.00% 8/15/33	2,430,000	2,775,206
Maricopa County, Arizona Industrial Development
Authority Revenue
(Banner Health Obligation Group)
Series A 5.00% 1/1/32	3,000,000	3,456,150
(Christian Care Surprise, Inc. Project)
144A 5.75% 1/1/36 #	1,540,000	1,401,477
Maryland Health & Higher Educational Facilities
Authority Revenue
(Adventist Healthcare Obligated)
Series A 5.50% 1/1/36	2,000,000	2,348,020
Massachusetts Development Finance Agency
Revenue
Series A-2 4.00% 7/1/41	875,000	984,874

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/35	1,500,000	$1,790,520
Monroe County, New York Industrial Development
Revenue
(Rochester Regional Health Project)
Series D 3.00% 12/1/40	1,000,000	924,590
Series D 4.00% 12/1/38	1,450,000	1,626,726
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation)
5.625% 7/1/30	2,440,000	2,582,618
National Finance Authority Revenue, New Hampshire
(Springpoint Senior Living Project)
4.00% 1/1/51	1,330,000	1,381,511
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,000,000	1,025,340
New Hope Cultural Education Facilities Finance
(Sanctuary LTC Project)
Series A-1 5.50% 1/1/57	1,615,000	1,570,943
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	1,153,130
144A 5.00% 12/1/32 #	1,100,000	1,266,155
144A 5.00% 12/1/33 #	1,000,000	1,150,340
Northampton County, Philadelphia, Pennsylvania
Industrial Development Authority Revenue
(MorningStar Senior Living Project)
5.00% 7/1/32	1,275,000	1,283,020
5.00% 11/1/44	1,000,000	1,093,600
Oklahoma Development Finance Authority Health
System Revenue
(OU Medicine Project)
Series B 5.25% 8/15/43	1,790,000	2,118,895
Pennsylvania Economic Development Financing
Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	1,000,000	400,000
Series A 144A 6.75% 12/1/53 #, ‡	875,000	350,000
Prince George's County, Maryland
(Collington Episcopal Life Care Community)
5.00% 4/1/31	2,000,000	2,079,860

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Salem, Oregon Hospital Facility Authority Revenue
(Salem Health Projects)
Series A 4.00% 5/15/49	500,000	$547,340
Seminole County, Florida Industrial Development
Authority
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	5,340,000	5,672,896
Series B-1 4.25% 11/15/26	3,000,000	3,002,040
Tempe, Arizona Industrial Development Authority
(Mirabella at ASU Project)
Series A 144A 6.00% 10/1/37 #	1,200,000	1,280,592
Virginia Small Business Financing Authority
(Lifespire of Virginia)
4.00% 12/1/36	1,210,000	1,299,685
4.00% 12/1/41	2,500,000	2,660,900
Washington State Housing Finance Commission
(Heron's Key Senior Living)
Series A 144A 7.00% 7/1/45 #	800,000	870,176
		109,001,766
Industrial Development Revenue/Pollution Control Revenue – 0.60%
Kentucky Public Energy Authority
Series A-1 4.00% 8/1/52 ●	5,000,000	5,587,900
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/52 (BAM)	2,000,000	2,197,700
		7,785,600
Lease Revenue Bonds – 7.70%
California Statewide Communities Development
Authority Revenue
(Lancer Plaza Project)
5.125% 11/1/23	185,000	192,507
Hudson Yards New York Infrastructure Revenue
Series A 4.00% 2/15/44	2,875,000	3,097,726
Los Angeles County, California
(Disney Concert Hall Parking)
5.00% 3/1/23	2,395,000	2,487,974
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 3.192% 12/15/56 (BAM) ^	12,000,000	3,248,760
Series A 4.00% 12/15/42	13,500,000	14,351,175
Series A 4.00% 6/15/52	8,770,000	9,186,926

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series B 2.962% 12/15/54 (BAM) ^	25,445,000	$7,474,214
New Jersey State Economic Development Authority
(NJ Transit Transportation Project)
Series A 4.00% 11/1/38	1,000,000	1,081,490
Series A 4.00% 11/1/39	1,000,000	1,079,690
New Jersey State Transportation Trust Fund Authority
Series A 4.00% 6/15/36	1,810,000	1,992,158
(Capital Appreciation)
Series A 2.451% 12/15/39 (BAM) ^	9,190,000	5,383,686
(Highway Reimbursement)
Series A 5.00% 6/15/30	2,415,000	2,738,079
(Transportation Program Bonds)
Series BB 4.00% 6/15/50	5,000,000	5,375,250
(Transportation System Bonds)
Series A 5.00% 12/15/25	5,000,000	5,594,750
New York City, New York Transitional Finance
Authority Building Aid Revenue
Series S-1 5.00% 7/15/31	5,000,000	5,494,150
New York Liberty Development
(4 World Trade Center Project)
Series A 2.875% 11/15/46	10,000,000	9,380,600
Series A 3.00% 11/15/51	3,675,000	3,526,714
New York State Dormitory Authority Revenue
(Health Facilities Improvement Program)
Series 1 5.00% 1/15/28	750,000	890,108
Series 1 5.00% 1/15/29	3,100,000	3,672,818
Phoenix, Arizona Civic Improvement Corporation
Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/45	4,430,000	5,494,750
Puerto Rico Public Buildings Authority Revenue
Series C 5.75% 7/1/17 ‡	1,025,000	1,146,719
Series D 5.25% 7/1/36 ‡	2,060,000	2,253,125
Series M-1 5.75% 7/1/17 ‡	2,790,000	3,121,312
Series Q 5.50% 7/1/37 ‡	930,000	1,029,975
		99,294,656
Local General Obligation Bonds – 4.16%
Arlington Independent School District, Texas
4.00% 2/15/38 (PSF)	1,500,000	1,754,940

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Arlington Independent School District, Texas
4.00% 2/15/40 (PSF)	1,000,000	$1,162,970
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	681,894
Series A 5.50% 1/1/35	1,980,000	2,326,738
Series C 5.00% 1/1/26	1,280,000	1,415,808
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	918,481
5.00% 4/1/36	320,000	355,549
(Dedicated Revenues)
Series C 5.00% 12/1/34	2,160,000	2,418,854
Series D 5.00% 12/1/31	2,160,000	2,425,054
City & County of San Francisco, California
Series D-1 4.00% 6/15/39	1,330,000	1,500,679
Series D-1 4.00% 6/15/40	1,385,000	1,558,984
Series D-1 4.00% 6/15/41	1,440,000	1,619,049
Mida Golf and Equestrian Center Public Infrastructure
District
144A 4.125% 6/1/36 #	1,790,000	1,690,100
144A 4.25% 6/1/41 #	2,210,000	2,061,157
New York City, New York
Fiscal 2021 Series C 5.00% 8/1/33	2,000,000	2,466,800
Fiscal 2021 Series C 5.00% 8/1/43	3,500,000	4,239,445
Series D-1 5.00% 10/1/30	2,260,000	2,267,887
Series D-4 0.04% 8/1/40 ●	400,000	400,000
Series E 5.00% 8/1/23	3,685,000	3,891,102
Series F-1 5.00% 6/1/34	5,000,000	5,549,350
Subseries D-1 4.00% 12/1/42	4,300,000	4,762,895
San Francisco, California Bay Area Rapid Transit
District
(Election 2004)
Series D 5.00% 8/1/31	4,000,000	4,469,800
Wake County, North Carolina
Series A 5.00% 3/1/27	3,200,000	3,763,168
		53,700,704
Pre-Refunded/Escrowed to Maturity Bonds – 4.71%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/35-25 §	5,000,000	5,567,750
California State Department of Water Resources
(Water System)
Series AS 5.00% 12/1/29-24 §	15,000	16,486

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
California State Department of Water Resources
(Water System)
Unrefunded Series AS 5.00% 12/1/29-24 §	2,680,000	$2,953,038
Denton Independent School District, Texas
(School Building)
Series A 5.00% 8/15/40-25 (PSF) §	4,000,000	4,477,920
East Hempfield Township, Pennsylvania Industrial
Development Authority
(Student Services - Student Housing Project at
Millersville University)
5.00% 7/1/39-24 §	875,000	949,375
5.00% 7/1/46-24 §	1,425,000	1,546,125
Fort Worth, Texas Independent School District
(School Building)
5.00% 2/15/27-24 (PSF) §	2,000,000	2,147,860
Golden State, California Tobacco Securitization
Corporate Settlement Revenue
(Asset-Backed Bonds)
Series A-1 5.00% 6/1/26	850,000	972,936
Series A-1 5.00% 6/1/34-28 §	100,000	120,032
Series A-1 5.25% 6/1/47-22 §	750,000	758,730
(Asset-Backed Enhanced)
Series A 5.00% 6/1/35-25 §	3,000,000	3,345,780
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29-24 §	5,195,000	5,641,562
New Jersey Economic Development Authority
Revenue
(Cigarette Tax)
5.00% 6/15/23-22 §	1,250,000	1,265,763
New Jersey State Turnpike Authority Turnpike
Revenue
Series A 5.00% 1/1/30-22 §	5,000,000	5,072,950
Series A 5.00% 1/1/43-22 §	1,860,000	1,887,137
Pennsylvania State Turnpike Commission Revenue
Series C 5.00% 12/1/43-23 §	4,555,000	4,863,009
Philadelphia, Pennsylvania Water & Waste Water
Revenue
5.00% 11/1/28-22 §	5,000,000	5,139,400
Pima County, Arizona Industrial Development
Authority Education Revenue
(Facility American Leadership Academy Project)
144A 5.00% 6/15/47 #	745,000	754,178

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio)
144A 5.00% 10/1/23-22 (AMT) #, §	845,000	$865,542
Sacramento, California Water Revenue
5.00% 9/1/26-23 §	3,160,000	3,347,388
Southwestern Illinois Development Authority
(Memorial Group)
7.125% 11/1/30-23 §	2,190,000	2,402,780
Texas State
(Transportation Commission Highway
Improvement)
5.00% 4/1/29-24 §	3,000,000	3,236,070
Virginia Commonwealth Transportation Board
(Gans-Garvee)
5.00% 3/15/24-23 §	3,250,000	3,388,288
		60,720,099
Special Tax Revenue Bonds – 17.67%
Allentown, Pennsylvania Neighborhood Improvement
Zone Development Authority Revenue
(Forward Delivery)
5.00% 5/1/24	170,000	181,608
5.00% 5/1/25	500,000	547,155
5.00% 5/1/26	500,000	557,950
5.00% 5/1/27	550,000	625,630
5.00% 5/1/29	600,000	702,978
5.00% 5/1/31	670,000	806,439
5.00% 5/1/33	765,000	930,163
5.00% 5/1/34	750,000	911,670
Bullhead City, Arizona Excise Taxes Revenue
2.55% 7/1/46	3,000,000	2,714,220
Camden County, New Jersey Improvement Authority
Revenue
(County Capital Program)
Series A 5.00% 1/15/40	5,000,000	5,445,500
Celebration Pointe, Florida Community Development
District
4.75% 5/1/24	290,000	304,836
5.00% 5/1/34	830,000	865,375
Connecticut State Transportation Infrastructure
Series B 5.00% 10/1/30	3,375,000	4,055,839

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Dallas, Texas Convention Center Hotel Development
Revenue
Series A 5.00% 1/1/24	3,420,000	$3,422,804
Series A 5.25% 1/1/23	5,375,000	5,381,558
Denver, Colorado Convention Center Hotel Authority
5.00% 12/1/26	2,500,000	2,835,275
5.00% 12/1/29	600,000	674,016
5.00% 12/1/31	900,000	1,007,460
5.00% 12/1/32	1,800,000	2,013,336
5.00% 12/1/34	1,500,000	1,674,315
5.00% 12/1/35	1,200,000	1,337,556
5.00% 12/1/36	900,000	1,002,078
Ernest N Morail-New Orleans, Louisiana Exhibition
Hall Authority Special Tax Revenue
5.00% 7/15/26	2,330,000	2,366,255
GDB Debt Recovery Authority of Puerto Rico
(Taxable)
7.50% 8/20/40	42,917,902	40,342,828
Harris County-Houston, Texas Sports Authority
(Senior Lien)
Series A 5.00% 11/15/30	1,805,000	1,963,226
Illinois State, Sales Tax Revenue
(Junior Obligation)
Series A 4.00% 6/15/30 (BAM)	5,000,000	5,736,900
Series A 4.00% 6/15/31 (BAM)	10,000,000	11,592,100
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	1,820,824
Metropolitan Transportation Authority Revenue, New
York
(Climate Bond Certified)
Series B-2 5.00% 11/15/36	5,000,000	5,726,000
New York City, New York Transitional Finance
Authority Building Aid Revenue
Subordinate Subseries S-3A 5.00% 7/15/28	4,400,000	5,307,016
New York City, New York Transitional Finance
Authority Future Tax Secured
Subseries A-1 5.00% 11/1/23	2,865,000	3,050,280
Subseries B-1 5.00% 8/1/42	5,000,000	5,394,250
Subseries C 5.00% 11/1/27	4,150,000	4,478,472
Subseries E-1 5.00% 2/1/26	4,020,000	4,034,512
Subseries E-1 5.00% 2/1/35	5,000,000	5,761,450

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/31	1,000,000	$1,103,350
Series D 5.00% 2/15/32	3,000,000	3,692,280
(General Purpose)
Series B 5.00% 3/15/35	5,000,000	5,018,000
New York State Urban Development Revenue
(General Purpose)
Series B 5.00% 3/15/35	5,000,000	5,593,400
Series E 5.00% 3/15/33	2,000,000	2,466,660
Orange County, California Local Transportation
Authority
5.00% 2/15/39	4,000,000	4,859,440
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project)
144A 7.00% 12/1/50 #	1,010,000	1,060,349
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 4.579% 7/1/46 ^	34,350,000	11,158,941
(Restructured)
Series A-1 4.55% 7/1/40	6,015,000	6,663,477
Series A-1 4.75% 7/1/53	8,180,000	9,046,589
Series A-1 4.911% 7/1/51 ^	17,000,000	4,001,460
Series A-1 5.00% 7/1/58	3,820,000	4,283,939
Series A-2 4.329% 7/1/40	19,996,000	21,896,220
Series A-2 4.329% 7/1/40	5,636,000	6,171,589
Series A-2 4.784% 7/1/58	1,460,000	1,614,731
Richmond Heights, Missouri Tax Increment &
Transaction Sales Tax Revenue Refunding &
Improvement
(Francis Place Redevelopment Project)
5.625% 11/1/25	710,000	710,227
Sedona, Arizona Excise Tax Revenue
4.00% 7/1/40 (BAM)	825,000	947,166
4.00% 7/1/41 (BAM)	850,000	974,177
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and
2A)
Series 2015A 5.00% 9/1/27	1,155,000	1,135,954
		227,969,823

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds – 17.62%
California State
(School Facilities)
5.00% 11/1/30	5,000,000	$5,316,500
(Various Purpose)
4.00% 3/1/36	6,000,000	6,867,900
4.00% 10/1/41	0	0
5.00% 8/1/26	3,120,000	3,592,836
5.00% 10/1/26	2,500,000	2,891,575
5.00% 8/1/28	3,000,000	3,621,900
5.00% 9/1/30	1,715,000	1,975,251
5.00% 4/1/32	1,410,000	1,826,246
5.00% 9/1/32	4,100,000	4,718,321
5.00% 8/1/33	5,000,000	5,499,500
5.00% 9/1/35	8,000,000	9,187,760
5.00% 10/1/41	3,535,000	4,437,521
5.25% 9/1/30	5,000,000	5,308,850
Series C 5.00% 9/1/30	5,985,000	6,699,190
Commonwealth of Massachusetts
Series A 5.00% 1/1/35	7,500,000	9,043,350
Series A 5.00% 7/1/37	5,000,000	5,596,200
Commonwealth of Pennsylvania
5.00% 9/15/26	2,500,000	2,888,200
5.00% 7/15/28	3,870,000	4,658,048
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/24 ‡	1,070,000	1,072,675
Series A 5.00% 7/1/31 ‡	1,100,000	1,089,000
Series A 5.00% 7/1/34 ‡	2,900,000	2,907,250
Series A 5.00% 7/1/41 ‡	2,940,000	2,682,750
Series A 5.125% 7/1/37 ‡	9,840,000	9,175,800
Series A 5.25% 7/1/27 ‡	3,410,000	3,427,050
Series A 5.25% 7/1/34 ‡	970,000	977,275
Series A 144A 5.50% 6/1/22 #	9,000,000	9,168,750
Series A 144A 5.50% 6/1/22 #	5,570,000	5,674,437
Series A 5.50% 7/1/39 ‡	5,550,000	5,272,500
Series A 5.75% 7/1/41 ‡	4,715,000	4,679,637
Series A 8.00% 7/1/35 ‡	1,595,000	1,437,494
Series B 5.00% 7/1/35 ‡	5,205,000	5,224,519
Series C 5.75% 7/1/36 ‡	1,215,000	1,125,382
Series D 6.00% 7/1/29 ‡	3,600,000	3,654,000
Series PIB 144A 4.018% 6/1/22 #, ●	2,025,000	2,009,813

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Connecticut State
Series F 5.00% 9/15/27	2,790,000	$3,301,909
District of Columbia Revenue
Series C 5.00% 6/1/34	5,000,000	5,401,700
Hawaii State
Series FW 4.00% 1/1/34	3,010,000	3,419,119
Illinois State
5.00% 1/1/28	1,630,000	1,811,321
5.00% 3/1/36	960,000	962,554
5.00% 11/1/36	1,965,000	2,191,840
5.25% 2/1/30	2,410,000	2,569,759
5.25% 2/1/32	1,015,000	1,079,960
5.25% 2/1/33	480,000	510,490
5.50% 5/1/39	2,500,000	2,986,075
Series A 4.00% 3/1/41	1,860,000	2,001,137
Series A 5.00% 3/1/30	2,000,000	2,377,900
Series A 5.00% 3/1/34	1,000,000	1,183,380
Series A 5.00% 3/1/35	2,800,000	3,304,728
Series A 5.125% 12/1/29	4,440,000	5,097,297
Series B 4.00% 11/1/34	5,000,000	5,411,100
Series B 4.00% 10/1/35	8,830,000	9,567,040
Series B 4.00% 11/1/35	2,200,000	2,365,902
Series C 4.00% 10/1/37	1,710,000	1,847,894
Series C 4.00% 10/1/41	3,655,000	3,915,309
Series D 5.00% 11/1/25	1,220,000	1,355,152
New Jersey State
Series A 4.00% 6/1/31	3,440,000	3,979,770
Oregon State
(Article XI-Q State Projects)
Series A 5.00% 5/1/28	2,000,000	2,411,980
Series A 5.00% 5/1/44	5,000,000	6,016,450
Puerto Rico Electric Power Authority Revenue
Series WW 5.50% 7/1/38 ‡	1,925,000	2,002,000
Washington State
Series E 5.00% 7/1/31	3,000,000	3,291,150
(Various Purpose)
Series 2015-A-1 5.00% 8/1/30	3,000,000	3,265,620
		227,336,016

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 15.61%
Bay Area, California Toll Authority
(San Francisco Bay Area)
Series S-7 4.00% 4/1/34	1,000,000	$1,108,230
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,905,000	2,016,881
Chicago, Illinois O'Hare International Airport Revenue
Series A 5.00% 1/1/37 (AMT)	5,000,000	5,787,900
Series B 5.00% 1/1/32	1,000,000	1,086,590
Series B 5.00% 1/1/33	1,520,000	1,651,617
(General-Airport-Senior Lien)
Series B 5.00% 1/1/36	2,500,000	2,967,925
Series B 5.00% 1/1/37	3,000,000	3,547,170
Dallas Fort Worth International Airport, Texas
Series A 4.00% 11/1/34	2,500,000	2,858,775
Series A 4.00% 11/1/35	1,000,000	1,138,130
Florida Development Finance Corporation Surface
Transportation Facility Revenue
(Brightline Passenger Rail Project)
Series A-1 144A 6.75% 12/1/56 (AMT) #, ●	5,980,000	5,848,859
Georgia State Road & Tollway Authority Revenue
(Managed Lane System)
Series A 4.00% 7/15/46	2,500,000	2,883,400
Hillsborough County, Florida Port District
(Tampa Port Authority Project)
Series B 5.00% 6/1/28 (AMT)	375,000	442,301
Kansas City, Missouri Industrial Development
Authority Revenue
(Kansas City International Airport Terminal
Modernization Project)
Series D 5.00% 3/1/33 (AMT)	3,100,000	3,683,327
Lee County, Florida Airport Revenue
5.00% 10/1/33	4,305,000	4,764,559
Los Angeles, California Department of Airports
Series D 5.00% 5/15/34	4,750,000	6,091,400
Metropolitan Transportation Authority Revenue, New
York
Series G-1 0.05% 11/1/32 ●	3,200,000	3,200,000
Metropolitan Washington D.C. Airports Authority
Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Project)
Series B 4.00% 10/1/37	1,500,000	1,653,660

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Miami-Dade County, Florida Aviation Revenue
Series B 5.00% 10/1/37	5,700,000	$6,147,279
M-S-R Energy Authority, California Gas Revenue
(JFK International Air Terminal Project)
Series C 4.00% 12/1/41	730,000	790,320
New Jersey State Turnpike Authority Turnpike
Revenue
Series A 5.00% 1/1/33	1,770,000	2,035,571
Series E 5.00% 1/1/32	5,050,000	5,958,798
New Orleans, Louisiana Aviation Board
(North Terminal Project)
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,149,429
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,148,588
New York State Thruway Authority
Series J 5.00% 1/1/27	5,705,000	6,084,896
Series J 5.00% 1/1/32	5,000,000	5,326,400
Series K 5.00% 1/1/31	5,000,000	5,476,450
New York Transportation Development Special
Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project)
4.00% 10/1/30 (AMT)	1,950,000	2,136,400
5.00% 1/1/33 (AMT)	790,000	891,539
5.00% 10/1/35 (AMT)	1,125,000	1,315,474
(JFK International Air Terminal Project)
Series A 5.00% 12/1/33 (AMT)	1,000,000	1,168,780
Series A 5.00% 12/1/35 (AMT)	1,000,000	1,167,220
Oklahoma State Turnpike Authority Revenue
Series A 5.00% 1/1/42	5,000,000	5,611,550
Pennsylvania State Turnpike Commission Revenue
Series A 5.00% 12/1/48	2,500,000	2,946,575
Series B 4.00% 12/1/51	1,200,000	1,329,432
Series B 4.00% 12/1/51 (BAM)	3,285,000	3,669,115
Series B 5.00% 12/1/45	5,000,000	5,568,900
Series C 5.00% 12/1/43	1,445,000	1,535,963
Subordinate Series A-1 5.00% 12/1/29	3,590,000	3,941,425
Philadelphia, Pennsylvania Airport Revenue
Series C 5.00% 7/1/29 (AMT)	365,000	433,565
Series C 5.00% 7/1/31 (AMT)	800,000	961,896
Series C 5.00% 7/1/32 (AMT)	845,000	1,013,476

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Phoenix, Arizona Civic Improvement Corporation
Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/33	3,355,000	$3,718,346
Series B 5.00% 7/1/49 (AMT)	10,900,000	12,570,752
Port Authority of Guam Revenue
(Governmental)
Series A 5.00% 7/1/48	1,750,000	1,979,232
Port Authority of New York & New Jersey
2.00% 10/1/34 (AMT)	1,160,000	1,080,737
5.00% 9/15/25 (AMT)	7,000,000	7,779,660
5.00% 10/15/29 (AMT)	3,105,000	3,461,516
(194th Series)
5.00% 10/15/32	2,500,000	2,795,450
Regional Transportation District, Colorado
(Denver Transit Partners Eagle P3 Project)
Series B 4.00% 7/15/34	1,250,000	1,402,662
Series B 5.00% 1/15/29	600,000	709,896
Series B 5.00% 7/15/30	700,000	847,840
Series B 5.00% 7/15/31	1,050,000	1,280,412
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/36 (AMT)	10,000,000	11,577,600
Series A 5.00% 7/1/38 (AMT)	5,000,000	5,777,050
Series A 5.00% 7/1/51 (AMT)	2,500,000	2,961,925
Series B 5.00% 7/1/31	500,000	580,560
Series B 5.00% 7/1/32	600,000	694,830
Series B 5.00% 7/1/33	1,000,000	1,158,390
San Diego, County Regional Airport Authority
Series B 4.00% 7/1/46 (AMT) (BAM)	2,260,000	2,481,051
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/24 (AMT)	180,000	191,682
Series B 5.00% 1/1/25 (AMT)	390,000	423,193
Series B 5.00% 1/1/30 (AMT)	230,000	261,706
Series B 5.00% 1/1/32 (AMT)	215,000	243,223
Series B 5.00% 1/1/33 (AMT)	705,000	795,797
Series B 5.00% 1/1/34 (AMT)	880,000	991,549
Series B 5.00% 1/1/35 (AMT)	675,000	759,766
Series B 5.00% 1/1/36 (AMT)	660,000	740,758
Series B 5.00% 1/1/37 (AMT)	430,000	481,376

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(NTE Mobility Partners Segments 3 LLC Segment
3A and 3B Facility)
7.00% 12/31/38 (AMT)	3,750,000	$4,075,275
Wayne County, Michigan Airport Authority
Series D 5.00% 12/1/45 (AGM)	6,300,000	7,038,675
		201,400,674
Water & Sewer Revenue Bonds – 2.00%
Broward County, Florida Water & Sewer Utility
Revenue
Series A 4.00% 10/1/47	2,975,000	3,405,364
City & County of Denver, Colorado Board of Water
Commissioners
Series A 5.00% 12/15/33	3,000,000	3,895,230
Dominion, Colorado Water & Sanitation District
5.25% 12/1/27	395,000	404,010
Great Lakes, Michigan Water Authority Water Supply
System Revenue
(Senior Lien Bond)
Series C 5.00% 7/1/31	3,000,000	3,452,400
Kansas City, Missouri Water Revenue
Series A 5.00% 12/1/33	1,200,000	1,548,108
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
(General Resolution Revenue Bonds)
Series EE 5.00% 6/15/39	5,000,000	5,618,950
Sacramento County Sanitation Districts Financing
Authority Revenue
Series A 5.00% 12/1/45	2,500,000	3,077,900
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,749,240
Series A 5.00% 5/15/33	2,250,000	2,620,192
		25,771,394
Total Municipal Bonds (cost $1,238,895,896)		1,283,190,548

Short-Term Investments – 2.29%
Variable Rate Demand Notes – 2.29%¤
Arizona Health Facilities Authority Revenue
(Banner Health) Series C 0.06% 1/1/46
(LOC - Bank Of America, N.A.)	2,850,000	2,850,000

	Principal
	amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
California Public Finance Authority Revenue
(Sharp Healthcare) Series C 0.06% 8/1/52 (LOC -
Barclays Bank)	3,600,000	$3,600,000
Colorado Health Facilities Authority Revenue
(Children's Hospital Colorado Project)
Series A 0.06% 12/1/52
(LOC - TD Bank N.A.)	1,500,000	1,500,000
Los Angeles Department of Water & Power System
Revenue
Subordinate Series B-3 0.03% 7/1/34 (SPA -
Barclays Bank)	900,000	900,000
Massachusetts Development Finance Agency
Revenue
(Boston university Issue) Series U-6E 0.06%
10/1/42
(LOC - TD Bank N.A.)	1,500,000	1,500,000
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.09%
11/15/48
(LOC – Wells Fargo Bank N.A.)	3,000,000	3,000,000
Minneapolis – St. Paul Housing & Redevelopment
Authority Health Care Facilities Revenue
(Allina Health System) Series B-2 0.06% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	2,300,000	2,300,000
Mississippi Business Finance Corporation Gulf
Opportunity Zone Industrial Development Revenue
(Chevron U.S.A. Inc. Project) Series A 0.08%
11/1/35	230,000	230,000
(Chevron USA Project) Series C 0.08% 12/1/30	135,000	135,000
New York City, New York
Fiscal 2012 Series G 0.07% 4/1/42 (LOC - Mizuho
Bank)	3,000,000	3,000,000
Fiscal 2015 Series F 0.01% 6/1/44 (SPA -
Barclays Bank)	2,700,000	2,700,000
Fiscal 2015 Series F 0.08% 6/1/44
(LOC – JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
Fiscal 2019 Series D 0.01% 12/1/47 (SPA -
Barclays Bank)	1,500,000	1,500,000
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
Fiscal 2014 Series AA 0.08% 6/15/50
(SPA – JPMorgan Chase Bank N.A.)	1,900,000	1,900,000

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
New York City, New York Transitional Finance
Authority Future Tax Secured
(Adjustable Rate Bonds)
Fiscal 2011 Subordinate Series A-4 0.01%
8/1/39 (SPA - Barclays Bank)	300,000	$300,000
Fiscal 2013 Subordinate Series A 0.08% 8/1/39
(SPA – JPMorgan Chase Bank N.A.)	1,440,000	1,440,000
Phoenix Industrial Development Authority
(Mayo Clinic) Series B 0.06% 11/15/52
(SPA - Northern Trust Company)	1,600,000	1,600,000
Total Short-Term Investments (cost $29,555,000)		29,555,000
Total Value of Securities–101.76%
(cost $1,268,450,896)		$1,312,745,548

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $83,930,364, which represents 6.51% of the Fund's net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2022.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
BB – Barclays Bank
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware National High-Yield Municipal Bond Fund	February 28, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds – 99.33%
Corporate Revenue Bonds – 21.79%
Allegheny County, Pennsylvania Industrial
Development Authority Revenue
(Environmental Improvement - US Steel Corp.
Project)
5.75% 8/1/42 (AMT)	2,000,000	$2,022,240
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #	1,250,000	1,354,387
Series A 144A 7.75% 7/1/50 #	15,330,000	17,949,284
Buckeye, Ohio Tobacco Settlement Financing
Authority
(Asset-Backed Senior)
Series B-2 5.00% 6/1/55	48,040,000	52,334,295
(Senior)
Series A-2 3.00% 6/1/48	1,775,000	1,597,873
Calhoun County Navigation Industrial Development
Authority
(Max Midstream Texas, LLC Project)
Series A 144A 3.625% 7/1/26 (AMT) #	3,285,000	3,349,189
California County Tobacco Securitization Agency
Settlement Revenue
(Capital Appreciation Bond - Fresno County
Tobacco Funding Corporation)
0.83% 6/1/55 ^	100,000,000	7,984,000
California Pollution Control Financing Authority
Revenue
(Calplant I Project)
144A 7.50% 7/1/32 (AMT) #	1,600,000	1,360,000
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	3,150,000
Children's Trust Fund, Puerto Rico
(Asset-Backed)
Series B 0.485% 5/15/57 ^	3,420,000	188,511
District of Columbia Tobacco Settlement Financing
(Capital Appreciation-Asset-Backed)
Series D 0.122% 6/15/55 ^	250,000,000	22,072,500
Erie, New York Tobacco Asset Securitization
(Asset-Backed)
Series A 144A 1.536% 6/1/60 #, ^	192,305,000	11,155,613
Florida Development Finance Corporation Surface
Transportation Facility Revenue
(Brightline Passenger Rail Project)
Series B 144A 7.375% 1/1/49 (AMT) #	14,040,000	15,138,209

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Florida Development Finance Corporation Surface
Transportation Facility Revenue
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.25% 1/1/49 (AMT) #, ●	4,000,000	$4,042,840
Series A 144A 6.50% 1/1/49 (AMT) #, ●	8,905,000	8,988,440
George L Smith II Georgia World Congress Center
Authority
(Convention Center Hotel First)
Series A 4.00% 1/1/54	4,000,000	4,089,040
(Convention Center Hotel Second)
Series B 144A 5.00% 1/1/54 #	5,000,000	5,099,200
Golden State Tobacco Securitization Settlement
Revenue
Series B-2 0.075% 6/1/66 ^	32,500,000	4,861,675
Hoover, Alabama Industrial Development Board
(United States Steel Corporation Project)
5.75% 10/1/49 (AMT)	10,250,000	11,817,738
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	3,000,000	3,212,940
(Special Facilities Continental Airlines, Inc.
Terminal Improvements Projects)
Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,010,780
(United Airlines Inc.)
5.00% 7/1/29 (AMT)	1,150,000	1,211,709
Idaho State Board of Correction
(Management & Training Corporation)
5.50% 8/1/29	4,145,294	4,166,683
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond)
144A 7.00% 3/1/39 (AMT) #	7,035,000	5,816,397
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Asset-Backed)
Series E 144A 0.967% 6/1/57 #, ^	351,610,000	23,378,549
Series F 144A 1.403% 6/1/57 #, ^	188,290,000	10,148,831
Main Street Natural Gas Project Revenue, Georgia
Series A 5.50% 9/15/23	40,000	42,470
Maine, Finance Authority Revenue
(Go Lab Madison, LLC Project)
144A 8.00% 12/1/51 (AMT) #	10,950,000	10,575,510

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development
Authority
(Commercial Metals Company Project)
144A 4.00% 10/15/47 (AMT) #	3,750,000	$3,890,325
Michigan Finance Authority Limited Obligation
Revenue
Series B-2 4.97% 6/1/65 ^	10,000,000	1,273,500
Monroe, New York Tobacco Asset Securitization
(4th Subordinate - Capital Appreciation -
Asset-Backed)
Series A 144A 0.186% 6/1/61 #, ^	487,500,000	22,298,250
Nevada State Department of Business & Industry
(Green Fulcrum Sierra Biofuels Project)
144A 6.25% 12/15/37 (AMT) #	2,500,000	2,600,375
New Jersey Economic Development Authority Special
Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	4,000,000	4,098,400
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,363,828
New Jersey Tobacco Settlement Financing
Corporation
Series B 5.00% 6/1/46	4,440,000	4,947,581
New York City, New York Industrial Development
Agency
(Queens Baseball Stadium Project)
Series A 2.00% 1/1/38 (AGM)	500,000	428,545
New York Liberty Development Revenue
(Goldman Sachs Headquarters)
5.25% 10/1/35	360,000	469,717
New York Transportation Development
(American Airlines Inc. John F. Kennedy
International Airport Project)
5.375% 8/1/36 (AMT)	1,000,000	1,178,670
Pennsylvania Economic Development Financing
Authority
(National Gypsum)
5.50% 11/1/44 (AMT)	4,500,000	4,704,570
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines)
5.00% 4/1/30 (AMT)	2,000,000	2,067,260

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Public Authority for Colorado Energy Natural Gas
Revenue
Series 28 6.50% 11/15/38	2,000,000	$2,883,320
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	9,250,000	11,789,310
5.25% 12/1/27	2,235,000	2,605,339
5.25% 12/1/28	1,050,000	1,243,137
5.50% 12/1/29	765,000	931,403
Shoals, Indiana
(National Gypsum Co. Project)
7.25% 11/1/43 (AMT)	1,860,000	1,965,778
Southern Ohio Port Authority
(PureCycle Project)
Series A 144A 7.00% 12/1/42 (AMT) #	4,500,000	4,617,540
St. James Parish, Louisiana
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, ●	1,000,000	1,251,500
144A 6.35% 7/1/40 #	3,600,000	4,511,016
Series B 144A 6.10% 12/1/40 #, ●	1,630,000	2,039,945
Tennessee State Energy Acquisition Gas Revenue
Series C 5.00% 2/1/27	2,940,000	3,332,872
TSASC, New York
Series A 5.00% 6/1/41	705,000	785,264
Tulsa, Oklahoma Municipal Airports Improvement
Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,086,340
Valparaiso, Indiana
(Pratt Paper LLC Project)
7.00% 1/1/44 (AMT)	3,065,000	3,339,563
Virginia Tobacco Settlement Financing Corporation
Series B-1 5.00% 6/1/47	2,000,000	2,014,540
Series C 3.004% 6/1/47 ^	93,420,000	23,576,405
Series D 2.225% 6/1/47 ^	176,985,000	37,513,741
Washington Economic Development Finance
Authority Revenue
(Columbia Pulp I, LLC Project)
Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	3,120,000
		398,046,937

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds – 16.12%
Arizona Industrial Development Authority Revenue
(ACCEL Schools Project)
Series A 144A 5.25% 8/1/48 #	3,200,000	$3,478,880
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,205,000	1,395,944
144A 6.00% 7/1/47 #	4,735,000	5,423,090
(Basis Schools Projects)
Series A 144A 5.125% 7/1/37 #	750,000	832,575
(Empower College Prep Project)
144A 6.00% 7/1/49 #	1,000,000	1,070,500
(Kaizen Education Foundation Project)
144A 5.80% 7/1/52 #	4,000,000	4,461,800
(Pinecrest Academy Nevada-Horizon, Inspirada)
Series A 144A 5.75% 7/15/48 #	2,250,000	2,501,528
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	1,063,200
(Inwood Academy for Leadership Charter School
Project)
Series A 144A 5.125% 5/1/38 #	575,000	636,784
Series A 144A 5.50% 5/1/48 #	1,500,000	1,670,235
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	1,382,093
144A 5.75% 2/1/49 #	2,700,000	2,881,602
Burbank, Illinois
(Intercultural Montessori Language)
144A 6.25% 9/1/45 #	4,000,000	4,250,760
California Educational Facilities Authority Revenue
(Stanford University)
Series V-1 5.00% 5/1/49	24,445,000	35,445,006
Series V-2 2.25% 4/1/51	3,975,000	3,392,185
California Municipal Finance Authority Revenue
(California Baptist University)
Series A 144A 5.50% 11/1/45 #	4,000,000	4,420,440
(Julian Charter School Project)
Series A 144A 5.625% 3/1/45 #	5,250,000	5,400,517
(Partnership Uplift Community Project)
Series A 5.25% 8/1/42	1,700,000	1,712,784
(Santa Rosa Academy Project)
Series A 6.00% 7/1/42	1,250,000	1,265,025
California Public Finance Authority
(Crossroads Christian School Project)
144A 5.00% 1/1/56 #	2,000,000	2,026,960

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	$643,968
Series A 144A 5.00% 8/1/40 #	605,000	663,292
(Encore Education Obligated Group)
Series A 144A 5.00% 6/1/52 #	1,000,000	889,040
(Escuela Popular Project)
144A 6.50% 7/1/50 #	2,500,000	2,719,625
(New Designs Charter School)
Series A 5.50% 6/1/42	1,750,000	1,760,063
(Sonoma County Junior College District Project)
Series A 4.00% 11/1/36	2,830,000	2,973,509
Series A 4.00% 11/1/55	2,500,000	2,556,275
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	1,000,000	1,075,490
Series A 6.00% 10/1/49	720,000	775,087
California Statewide Communities Development
Authority Charter School Revenue
(Green Dot Public Schools)
Series A 7.25% 8/1/41	1,915,000	1,922,832
California Statewide Communities Development
Authority Revenue
(Lancer Educational Student Housing Project)
Series A 144A 5.00% 6/1/46 #	1,500,000	1,638,120
Capital Trust Agency, Florida
(Pineapple Cove Classical Academy Inc. Project)
Series A 144A 5.375% 7/1/54 #	6,000,000	6,481,020
(River City Education Services Project)
Series A 5.375% 2/1/35	870,000	904,348
Series A 5.625% 2/1/45	1,500,000	1,557,570
(The Pepin Academies Inc. Project)
Series A 5.75% 7/1/55	2,625,000	2,763,075
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/58 #	8,000,000	8,834,240
Chester County, Pennsylvania Industrial Development
Authority Student Housing Revenue
(University Student Housing, LLC Project at West
Chester University of Pennsylvania)
Series A 5.00% 8/1/30	2,200,000	2,253,328

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority
Revenue
(Charter School - Community Leadership
Academy)
7.45% 8/1/48	2,000,000	$2,124,800
(Charter School - Loveland Classical School)
144A 5.00% 7/1/46 #	1,500,000	1,582,815
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/40 #	1,110,000	1,171,039
144A 5.00% 12/1/55 #	1,720,000	1,778,979
(Skyview Charter School)
144A 5.375% 7/1/44 #	500,000	522,150
Hawaii State Department of Budget & Finance
(Hawaii Pacific University)
Series A 6.875% 7/1/43	2,000,000	2,091,940
Henderson, Nevada Public Improvement Trust
(Touro College & University System)
Series A 5.50% 1/1/39	560,000	597,122
Series A 5.50% 1/1/44	2,000,000	2,124,180
Idaho Housing & Finance Association
(Compass Public Charter School)
Series A 144A 5.00% 7/1/54 #	860,000	925,558
(Idaho Arts Charter School)
144A 5.00% 12/1/36 #	710,000	773,794
(North Star Charter School)
Capital Appreciation Subordinate Series B
144A 4.88% 7/1/49 #, ^	2,888,155	738,992
Series A 6.75% 7/1/48	529,150	581,292
(Xavier Charter School Project)
Series A 5.00% 6/1/50	1,000,000	1,070,620
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project)
5.00% 12/1/47	2,965,000	3,287,651
Illinois Finance Authority Revenue
(Acero Charter Schools)
144A 4.00% 10/1/42 #	2,245,000	2,374,941
(Lake Forest College)
Series A 6.00% 10/1/48	1,000,000	1,011,420
(Rogers Park Montessori)
6.00% 2/1/34	675,000	706,968
6.125% 2/1/45	1,800,000	1,876,464

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority Student Housing &
Academic Facility Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	3,640,000	$4,005,529
Kent County, Delaware Student Housing and Dining
Facilities Revenue
(Delaware State University Project)
Series A 5.00% 7/1/58	1,250,000	1,341,238
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation
Project)
8.00% 12/15/41	1,500,000	1,505,025
(Lincoln Preparatory School Project)
Series A 144A 5.25% 6/1/60 #	2,000,000	2,077,000
Macomb County, Michigan State Public School
Academy Revenue
(Academy Of Warren)
Series A 144A 5.50% 5/1/50 #	1,810,000	1,826,018
Macon-Bibb County, Georgia Urban Development
Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,864,934
Series A 144A 6.00% 6/15/52 #	1,530,000	1,703,655
Massachusetts Development Finance Agency
Revenue
Series V 5.00% 7/1/55	9,500,000	13,609,700
Miami-Dade County, Florida Industrial Development
Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,068,370
Series A 144A 6.00% 9/15/45 #	1,000,000	1,064,460
Michigan Finance Authority Limited Obligation
Revenue
(Landmark Academy Project)
5.00% 6/1/45	2,000,000	2,091,960
(Public School Academy Old Redford)
Series A 6.50% 12/1/40	900,000	900,837
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,723,126
Series A 144A 5.125% 12/15/45 #	2,515,000	2,686,196

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New Jersey State Higher Education Student
Assistance Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	$1,284,700
New York State Dormitory Authority
(Touro College & University System)
Series A 5.50% 1/1/44	2,875,000	3,066,935
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(1st Philadelphia Preparatory)
Series A 7.25% 6/15/43	1,230,000	1,359,261
(Green Woods Charter School Project)
Series A 5.75% 6/15/42	1,600,000	1,615,552
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,540,000	1,630,321
Phoenix, Arizona Industrial Development Authority
Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	4,294,960
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	2,148,140
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,010,740
5.625% 9/1/42	600,000	606,462
(Eagle College Preparatory Project)
Series A 5.00% 7/1/43	450,000	452,308
Pima County, Arizona Industrial Development
Authority Education Revenue
(American Leadership Academy Project)
144A 4.00% 6/15/51 #	4,000,000	4,007,520
144A 4.00% 6/15/57 #	500,000	502,030
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	525,595
144A 5.75% 5/1/50 #	2,530,000	2,663,382
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #	2,500,000	2,642,225
144A 5.00% 7/1/55 #	2,500,000	2,630,850
Pottsboro, Texas Higher Education Finance Authority
Revenue
Series A 5.00% 8/15/36	755,000	806,763
Series A 5.00% 8/15/46	1,000,000	1,053,320
Public Finance Authority Revenue, Wisconsin
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,572,956	2,553,247

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Public Finance Authority Revenue, Wisconsin
(Goodwill Industries of Southern Nevada Project)
Series A 5.75% 12/1/48	2,576,272	$2,541,853
(Minnesota College of Osteopathic Medicine)
Series A-1 144A 5.50% 12/1/48 #, ‡	125,528	62,764
Subordinate Series B 144A 7.75% 12/1/48 #, •	2,500,000	250,000
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	470,000	494,149
Series A 144A 5.00% 6/15/39 #	500,000	539,495
Series A 144A 5.00% 6/15/49 #	1,100,000	1,176,384
South Carolina Jobs-Economic Development
Authority Educational Facilities Revenue
(Green Charter Schools Project)
Series A 144A 4.00% 6/1/36 #	1,000,000	1,029,490
Series A 144A 4.00% 6/1/46 #	1,150,000	1,167,744
Series A 144A 4.00% 6/1/56 #	1,530,000	1,543,403
(High Point Academy Project)
Series A 144A 5.75% 6/15/49 #	5,000,000	5,542,600
St. Paul, Minnesota Housing & Redevelopment
Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	2,560,000	2,631,347
University of Texas System Board of Regents
Series B 5.00% 8/15/49	25,425,000	36,385,209
University of Virginia
Series A 2.18% 11/1/51	10,000,000	8,590,600
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	1,074,310
Series A 144A 5.00% 6/15/50 #	2,200,000	2,333,430
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory)
144A 5.50% 3/1/45 #	3,460,000	3,720,192
(Roseman University Health Sciences Project)
5.75% 4/1/42	2,000,000	2,008,420
Yonkers, New York Economic Development
Corporation Education Revenue
(Lamartine/Warburton LLC - Charter School of
Educational Excellence Project)
Series A 5.00% 10/15/54	465,000	504,795
		294,382,059

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds – 4.36%
Build NYC Resource, New York
(Brooklyn Navy Yard Cogeneration Partners, L.P.
Project)
144A 5.25% 12/31/33 (AMT) #	4,520,000	$4,727,965
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	8,615,000	8,884,219
Series A 5.05% 7/1/42 ‡	4,590,000	4,733,437
Series A 6.75% 7/1/36 ‡	1,500,000	1,589,985
Series AAA 5.25% 7/1/25 ‡	925,000	958,531
Series AAA 5.25% 7/1/26 ‡	1,030,000	1,067,338
Series AAA 5.25% 7/1/27 ‡	5,330,000	5,523,212
Series AAA 5.25% 7/1/28 ‡	1,205,000	1,248,681
Series CCC 5.25% 7/1/27 ‡	5,525,000	5,725,281
Series WW 5.00% 7/1/28 ‡	3,405,000	3,511,406
Series WW 5.25% 7/1/25 ‡	1,530,000	1,585,463
Series WW 5.25% 7/1/33 ‡	830,000	860,088
Series WW 5.50% 7/1/38 ‡	9,325,000	9,698,000
Series XX 4.75% 7/1/26 ‡	920,000	945,300
Series XX 5.25% 7/1/40 ‡	9,795,000	10,150,069
Series XX 5.75% 7/1/36 ‡	5,840,000	6,095,500
Series ZZ 4.75% 7/1/27 ‡	760,000	780,900
Series ZZ 5.25% 7/1/24 ‡	1,275,000	1,321,219
Series ZZ 5.25% 7/1/26 ‡	7,005,000	7,258,931
Salt River Project Agricultural Improvement & Power
District, Arizona
(Salt River Project)
Series A 5.00% 1/1/31	2,520,000	3,002,001
		79,667,526
Healthcare Revenue Bonds – 16.67%
Apple Valley, Minnesota
(Senior Living, LLC Project 2nd Tier)
Series B 5.00% 1/1/47	2,375,000	1,720,735
Series B 5.25% 1/1/37	420,000	347,722
(Senior Living, LLC Project 4th Tier)
Series D 7.25% 1/1/52	7,410,000	5,396,481
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC
Project 1st Tier)
Series A 5.00% 1/1/54	2,595,000	2,301,687

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC
Project 2nd Tier)
Series B 5.00% 1/1/49	975,000	$775,466
Series B 5.125% 1/1/54	1,130,000	900,814
(Great Lakes Senior Living Communities LLC
Project 3rd Tier)
Series C 144A 5.00% 1/1/49 #	1,000,000	727,540
(Great Lakes Senior Living Communities LLC
Project 4th Tier)
Series D 144A 7.25% 1/1/54 #	2,500,000	1,842,075
Berks County, Pennsylvania Industrial Development
Authority Revenue
(Tower Health Project)
5.00% 11/1/50	5,105,000	5,358,055
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project)
Series 2010 5.875% 7/1/30	80,000	80,238
Birmingham, Alabama Special Care Facilities
Financing Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,926,460
5.75% 6/1/35	1,500,000	1,570,455
5.75% 6/1/45	2,500,000	2,600,775
6.00% 6/1/50	2,650,000	2,774,921
California Educational Facilities Authority Revenue
(Stanford University)
Series V-2 5.00% 4/1/51	2,500,000	3,652,200
California Health Facilities Financing Authority
Revenue
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	4,870,000	6,768,667
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25%
1/1/45	1,295,000	1,196,774
(Goodwill Industry Sacramento Valley and Northern
Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	500,500
Series A 144A 6.875% 1/1/42 #	1,500,000	1,501,140
(Northbay Healthcare Group)
Series A 5.25% 11/1/47	500,000	562,550

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development
Authority Revenue
(Loma Linda University Medical Center)
Series A 144A 5.25% 12/1/56 #	4,500,000	$5,058,945
Series A 144A 5.50% 12/1/58 #	5,000,000	5,855,550
Camden County, New Jersey Improvement Authority
Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,050,000	2,127,121
Capital Trust Agency, Florida
(Elim Senior Housing Inc. Project)
144A 5.875% 8/1/52 #	2,500,000	2,201,350
Clackamas County, Oregon Hospital Facility Authority
(Rose Villa Project)
Series A 5.25% 11/15/50	1,000,000	1,069,860
Series A 5.375% 11/15/55	1,000,000	1,072,340
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge)
Series A 5.00% 5/15/58	500,000	506,215
(American Baptist)
8.00% 8/1/43	2,500,000	2,626,250
(Capella of Grand Junction Project)
144A 5.00% 12/1/54 #	1,985,000	1,834,894
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	500,000	526,710
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	714,390
Series A 144A 5.75% 12/1/35 #	1,150,000	1,086,232
Series A 144A 6.125% 12/1/45 #	1,200,000	1,127,844
Series A 144A 6.25% 12/1/50 #	560,000	528,226
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	4,000,000	4,618,600
5.50% 2/15/52	4,655,000	5,440,717
5.50% 2/15/57	6,365,000	7,422,927
Decatur, Texas Hospital Authority Revenue
(Wise Regional Health System)
Series C 4.00% 9/1/29	491,000	527,742
Series C 4.00% 9/1/34	987,000	1,090,309
Series C 4.00% 9/1/44	2,036,000	2,203,929

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority
Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	830,000	$763,293
5.25% 11/15/51	1,350,000	1,178,374
Guilderland, New York Industrial Development Agency
Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	4,500,000
Hawaii State Department of Budget & Finance
Special Purpose Senior Living Revenue
(Kahala Nui)
5.25% 11/15/37	1,000,000	1,021,840
Hospital Facilities Authority of Multnomah County,
Oregon
(Mirabella at South Waterfront)
5.50% 10/1/49	2,400,000	2,518,584
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project)
Series A 5.00% 3/1/33	485,000	575,841
(Valley Vista Care Corporation)
Series A 5.00% 11/15/32	455,000	464,464
Illinois Finance Authority Revenue
(The Admiral at the Lake Project)
5.25% 5/15/42	900,000	914,238
5.25% 5/15/54	5,600,000	5,642,560
5.50% 5/15/54	375,000	382,087
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,285,300
Series A 144A 5.60% 1/1/56 #	2,630,000	2,346,618
Iowa Finance Authority
(PHS Council Bluffs Project)
5.125% 8/1/48	1,750,000	1,736,140
5.25% 8/1/55	2,500,000	2,499,875
Kalispell, Montana
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/47	1,400,000	1,478,428
Kentucky Economic Development Finance Authority
Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,324,724
5.75% 11/15/45	3,000,000	3,038,550
5.75% 11/15/50	1,600,000	1,616,272

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Kentwood, Michigan Economic Development
Corporation Revenue
(Limited Obligation - Holland Home)
5.625% 11/15/41	1,250,000	$1,262,588
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights)
Series A 5.25% 5/15/50	5,000,000	5,257,050
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	2,703,300
Series A 5.75% 8/15/55	1,500,000	1,614,405
Louisiana Local Government Environmental Facilities
& Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	2,500,000	2,499,825
Series A 5.00% 1/1/55	2,635,000	2,593,024
Maricopa County, Arizona Industrial Development
Authority
(Christian Care Surprise Project)
Series 2016 144A 6.00% 1/1/48 #	5,645,000	4,986,454
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes)
5.50% 6/1/47	2,750,000	2,759,708
Montgomery County, Pennsylvania Industrial
Development Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,627,113
5.375% 1/1/50	6,250,000	6,543,937
Series A 5.375% 1/1/51	2,000,000	2,129,640
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation)
6.125% 7/1/50	8,500,000	8,965,120
National Finance Authority Revenue, New Hampshire
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,515,000	1,553,390
Series A 144A 5.625% 7/1/46 #	1,000,000	1,036,220
Series A 144A 5.75% 7/1/54 #	2,000,000	2,077,080
New Hope, Texas Cultural Education Facilities
Finance
(Buckingham Senior Living Community, Inc.
Project)
Series A-1 7.50% 11/15/37	120,000	113,863

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities
Finance
(Buckingham Senior Living Community, Inc.
Project)
Series A-2 7.50% 11/15/36	745,000	$716,533
Series B 2.00% 11/15/61 ●	3,000,000	1,710,390
(Cardinal Bay - Village on the Park)
Series A1 5.00% 7/1/46 ‡	660,000	501,600
Series A1 5.00% 7/1/51 ‡	1,575,000	1,197,000
Series B 4.00% 7/1/31	635,000	349,250
Series B 4.75% 7/1/51	1,915,000	1,053,250
Series C 5.00% 7/1/31	250,000	125,000
Series C 5.25% 7/1/36	350,000	175,000
Series C 5.75% 7/1/51	2,250,000	1,125,000
Series D 6.00% 7/1/26	90,000	40,500
Series D 7.00% 7/1/51	1,350,000	607,500
(Legacy Midtown Park Project)
Series A 5.50% 7/1/54	5,000,000	5,105,950
(Sanctuary LTC Project)
Series A-1 5.50% 1/1/57	8,830,000	8,589,118
New Jersey Economic Development Authority
(Black Horse EHT Urban Renewal LLC Project)
Series A 144A 5.00% 10/1/39 #	3,125,000	3,039,375
(Lions Gate Project)
5.25% 1/1/44	2,000,000	2,011,840
New Jersey Health Care Facilities Financing Authority
Revenue
(St. Peters University Hospital)
6.25% 7/1/35	2,700,000	2,707,857
New York State Dormitory Authority
(Garnet Health Medical Center)
144A 5.00% 12/1/40 #	1,100,000	1,214,103
Northampton County, Pennsylvania Industrial
Development Authority Revenue
(Morningstar Senior Living)
5.00% 7/1/36	2,000,000	2,011,780
5.00% 11/1/49	1,830,000	1,995,450
Orange County, New York Funding Corporation
Assisted Living Residence Revenue
6.50% 1/1/46	3,600,000	3,599,532

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Payne County, Oklahoma Economic Development
Authority
(Epworth Living at the Ranch)
Series A 7.00% 11/1/51 ‡	961,600	$2,404
Pennsylvania Economic Development Financing
Authority
(Tapestry Moon Senior Housing Project)
Series 2018A 144A 6.75% 12/1/53 #, ‡	10,495,000	4,198,000
Prince George's County, Maryland
(Collington Episcopal Life Care Community)
5.25% 4/1/47	2,000,000	2,065,520
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	1,026,883
Series A 144A 5.125% 6/1/48 #	1,375,000	1,461,281
Rochester, Minnesota
(The Homestead at Rochester)
Series A 6.875% 12/1/48	2,500,000	2,612,600
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor)
6.00% 5/15/47	1,500,000	1,516,515
Seminole County, Florida Industrial Development
Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.50% 11/15/49	2,000,000	2,136,880
Series A 5.75% 11/15/54	6,000,000	6,465,540
Shelby County, Tennessee Health Educational &
Housing Facilities Board Revenue
(The Farms at Bailey Station Project)
5.75% 10/1/59	3,670,000	3,769,494
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	836,717
5.50% 12/1/43	1,250,000	1,323,900
St. Louis County, Missouri Industrial Development
Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	626,238
Series A 5.125% 8/15/45	1,800,000	1,861,956

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tarrant County, Texas Cultural Education Facilities
Finance
(Buckner Senior Living - Ventana Project)
6.75% 11/15/47	2,250,000	$2,468,092
6.75% 11/15/52	3,300,000	3,611,916
Tempe, Arizona Industrial Development Authority
Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	2,278,162
Series A 144A 6.125% 10/1/52 #	2,570,000	2,716,824
University of North Carolina Board of Governors
5.00% 2/1/49	19,355,000	26,768,352
Washington State Housing Finance Commission
(Heron's Key)
Series A 144A 7.00% 7/1/45 #	1,000,000	1,087,720
Series A 144A 7.00% 7/1/50 #	3,625,000	3,937,113
Westchester County, New York Local Development
(Purchase Senior Learning Community, Inc.
Project)
Series A 144A 5.00% 7/1/56 #	4,250,000	4,380,773
Westminster, Maryland
(Lutheran Village Millers Grant)
Series A 5.00% 7/1/24	910,000	946,900
Series A 6.00% 7/1/34	1,000,000	1,068,850
Series A 6.125% 7/1/39	750,000	801,113
Series A 6.25% 7/1/44	2,500,000	2,669,775
Wisconsin Health & Educational Facilities Authority
(Covenant Communities Project)
Series B 5.00% 7/1/48	1,000,000	885,230
Series B 5.00% 7/1/53	945,000	816,877
Series C 7.00% 7/1/43	1,000,000	662,050
Series C 7.50% 7/1/53	1,000,000	670,640
(St. Camillus Health System)
Series A 5.00% 11/1/46	2,000,000	2,149,240
Series A 5.00% 11/1/54	2,500,000	2,676,500
Wisconsin Public Finance Authority
(Rose Villa Project)
Series A 144A 5.75% 11/15/44 #	2,000,000	2,105,980
Yamhill County Hospital Authority
(Friendsview)
Series A 5.00% 11/15/51	100,000	111,329

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Yamhill County Hospital Authority
(Friendsview)
Series A 5.00% 11/15/56	1,500,000	$1,658,460
		304,407,163
Housing Revenue Bond – 0.04%
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	791,003
		791,003
Lease Revenue Bonds – 2.91%
California Statewide Communities Development
Authority Revenue
(Lancer Plaza Project)
5.875% 11/1/43	1,875,000	1,980,263
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	1,015,110
5.375% 2/1/41	1,300,000	1,326,975
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/52	6,980,000	7,311,829
Series A 5.00% 6/15/50	4,135,000	4,602,627
Series A 5.00% 6/15/57	3,975,000	4,350,002
New Jersey Transportation Trust Fund Authority
Series AA 4.00% 6/15/50	2,945,000	3,151,032
(Federal Highway Reimbursement Revenue)
Series A 5.00% 6/15/31	5,450,000	6,170,163
(Transportation Program)
Series AA 5.00% 6/15/25	1,000,000	1,105,020
Series AA 5.00% 6/15/44	2,900,000	3,102,768
New York Liberty Development Revenue
(4 World Trade Center Project)
Series A 3.00% 11/15/51	5,750,000	5,517,987
(Class 3-3 World Trade Center Project)
144A 7.25% 11/15/44 #	8,000,000	8,622,960
Phoenix, Arizona Civic Improvement
(Junior Lien)
Series A 5.00% 7/1/45	4,000,000	4,961,400
		53,218,136
Local General Obligation Bonds – 1.81%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,500,841

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois
Series 2005D 5.50% 1/1/40	3,000,000	$3,288,540
Series 2007E 5.50% 1/1/42	1,900,000	2,078,885
Series 2007F 5.50% 1/1/42	1,250,000	1,371,825
Series A 5.50% 1/1/49	770,000	886,786
Series C 5.00% 1/1/26	500,000	553,050
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	3,060,300
Series G 5.00% 12/1/44	2,545,000	2,823,627
Series H 5.00% 12/1/46	4,225,000	4,679,187
Maricopa County, Arizona Special Health Care District
Series D 4.00% 7/1/35	3,000,000	3,466,080
Mida Golf and Equestrian Center Public Infrastructure
District
144A 4.50% 6/1/51 #	4,835,000	4,438,675
144A 4.625% 6/1/57 #	4,190,000	3,827,774
		32,975,570
Pre-Refunded/Escrowed to Maturity Bonds – 2.56%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,060,400
Series A 8.00% 10/1/46	1,500,000	1,590,600
Blythe Township, Pennsylvania Solid Waste Authority
Revenue
7.75% 12/1/37-27 (AMT) §	2,900,000	3,748,598
District of Columbia Revenue
(KIPP Charter School)
6.00% 7/1/48-23 §	1,450,000	1,544,931
East Hempfield Township, Pennsylvania Industrial
Development Authority
(Student Services Income - Student Housing
Project)
5.00% 7/1/30-23 §	1,000,000	1,051,880
Florida Development Finance
(UF Health - Jacksonville Project)
Series A 6.00% 2/1/33-23 §	490,000	523,188
Foothill-Eastern Transportation Corridor Agency,
California
Series A 6.00% 1/15/49-24 §	7,690,000	8,372,334
Kanawha, West Virginia
(West Virginia University Foundation Project)
6.75% 7/1/45-23 §	2,500,000	2,683,200

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Kentucky Public Transportation Infrastructure
Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49-23 §	1,800,000	$1,911,168
Series A 6.00% 7/1/53-23 §	1,290,000	1,373,566
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31-24 #, §	2,940,000	3,273,543
New Jersey Economic Development Authority Special
Facility Revenue
Series WW 5.25% 6/15/30-25 §	5,000,000	5,628,250
New Jersey Health Care Facilities Financing Authority
Revenue
(Barnabas Health Services)
Series A 4.00% 7/1/26-22 §	980,000	990,898
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	425,000	440,266
Series A 7.50% 6/1/49	2,920,000	3,026,667
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(New Foundation Charter School Project)
6.625% 12/15/41-22 §	1,000,000	1,044,940
Pima County, Arizona Industrial Development
Authority Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	1,630,000	1,650,082
144A 5.00% 6/15/52 #	1,400,000	1,417,248
Riverside County, California Transportation Senior
Lien
Series A 5.75% 6/1/48-23 §	1,000,000	1,059,650
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30-23 §	1,420,000	1,557,967
7.125% 11/1/43-23 §	2,500,000	2,742,900
		46,692,276
Resource Recovery Revenue Bonds – 0.51%
South Carolina Jobs-Economic Development
Authority Educational Facilities Revenue
(Last Step Recycling Project)
Series A 144A 6.50% 6/1/51 (AMT) #	1,500,000	1,448,505

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bonds (continued)
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project)
144A 6.75% 12/1/41 (AMT) #	7,800,000	$7,861,776
		9,310,281
Special Tax Revenue Bonds – 14.49%
Celebration Pointe, Florida Community Development
District No 1
5.125% 5/1/45	1,915,000	1,993,017
Cherry Hill, Virginia Community Development
Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,043,950
144A 5.40% 3/1/45 #	2,000,000	2,084,660
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	5,200,000	5,344,768
CPR Custodial Receipt
(Taxable)
Series 2021-1 144A 0.649% 1/1/45 #	15,000,000	14,643,600
Detroit, Michigan
(Taxable)
Series A 4.813% 6/15/20 ‡	6,734,474	5,774,811
Series B 0.543% 6/15/34 ‡	7,085,031	5,792,013
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland)
Series A 5.50% 11/1/44	3,750,000	3,845,812
GDB Debt Recovery Authority of Puerto Rico
(Taxable)
7.50% 8/20/40	72,464,118	68,116,271
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project)
Series A 5.00% 1/1/56	2,000,000	2,076,260
Guam Government Business Privilege Tax Revenue
Series F 4.00% 1/1/42	2,500,000	2,678,600
Henderson, Nevada Local Improvement Districts
(Black Mountain Ranch)
3.00% 9/1/36	300,000	274,485
3.50% 9/1/45	720,000	665,086
4.00% 9/1/51	500,000	501,175
Hickory Chase Community Authority Revenue, Ohio
(Hickory Chase Project)
Senior Series A 144A 5.00% 12/1/40 #	1,390,000	1,446,448

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Juban Crossing Economic Development District,
Louisiana
(General Infrastructure Projects)
Series C 144A 7.00% 9/15/44 #	3,115,000	$3,121,573
(Road Projects)
Series A 144A 7.00% 9/15/44 #	1,910,000	1,914,030
Midtown Miami, Florida Community Development
District
(Parking Garage Project)
Series A 5.00% 5/1/37	500,000	510,200
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	1,025,870
Series A 5.50% 8/1/35	1,300,000	1,330,862
Northampton County, Pennsylvania Industrial
Development Authority
(Route 33 Project)
7.00% 7/1/32	2,155,000	2,262,728
Prairie Center Metropolitan District No 3, Colorado
Series A 144A 5.00% 12/15/41 #	2,000,000	2,090,280
Public Finance Authority Revenue, Wisconsin
(American Dream @ Meadowlands Project)
144A 7.00% 12/1/50 #	5,065,000	5,317,490
(Mclemore Hotel & Conference Center)
Series B 144A 6.50% 6/1/56 #	1,000,000	961,280
(Mclemore Hotel And Conference Center)
Series A 144A 4.50% 6/1/56 #	13,000,000	12,239,370
Puerto Rico Infrastructure Financing Authority
Series B 5.00% 7/1/21 ‡	1,605,000	828,581
Series B 5.00% 7/1/26 ‡	735,000	381,281
Series B 5.00% 7/1/31 ‡	825,000	427,969
Series B 5.00% 7/1/37 ‡	880,000	456,500
Series B 5.00% 7/1/41 ‡	3,130,000	1,623,687
Series B 5.00% 7/1/46 ‡	12,825,000	6,652,969
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation-Restructured)
Series A-1 4.579% 7/1/46 ^	26,214,000	8,515,880
(Restructured)
Series A-1 4.75% 7/1/53	36,641,000	40,522,748
Series A-1 4.911% 7/1/51 ^	19,596,000	4,612,506
Series A-1 5.00% 7/1/58	34,632,000	38,838,056
Series A-2 4.784% 7/1/58	3,610,000	3,992,588

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Richmond Heights, Missouri Tax Increment &
Transaction Sales Tax Revenue Improvement
(Francis Place Redevelopment Project)
5.625% 11/1/25	855,000	$855,274
St. Louis County, Missouri Industrial Development
Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	1,059,303
Series A 144A 5.25% 9/1/45 #	3,540,000	3,568,780
St. Louis, Missouri Industrial Development Authority
Tax Increment Revenue Improvement
(Grand Center Redevelopment Project)
6.375% 12/1/25	505,000	505,657
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax Vacation Village Project)
Series A 6.00% 9/1/35	4,690,000	4,694,362
		264,590,780
State General Obligation Bonds – 13.80%
California State
4.00% 3/1/36	7,475,000	8,556,259
(Various Purpose)
4.00% 3/1/37	2,340,000	2,675,462
4.00% 10/1/41	2,500,000	2,859,200
5.00% 8/1/27	5,000,000	5,753,150
5.00% 10/1/28	5,000,000	6,057,900
5.00% 10/1/41	5,000,000	6,276,550
Commonwealth of Massachusetts
Series B 5.00% 1/1/32	5,000,000	5,921,100
Series D 4.00% 11/1/35	5,000,000	5,801,650
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	200,000	178,000
(Custodial Receipts)
Series A 144A 0.01% 6/1/22 #	4,450,000	4,416,625
Series A 144A 5.25% 6/1/22 #	5,675,000	5,753,031
Series A 144A 5.50% 6/1/22 #	4,940,000	5,032,625
(Public Improvement)
Series A 5.00% 7/1/23 ‡	4,570,000	4,552,862
Series A 5.00% 7/1/41 ‡	4,525,000	4,129,063
Series A 5.125% 7/1/37 ‡	15,070,000	14,052,775
Series A 5.25% 7/1/22 ‡	1,830,000	1,839,150

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.25% 7/1/29 ‡	4,460,000	$4,487,875
Series A 5.25% 7/1/30 ‡	1,955,000	1,967,219
Series A 5.25% 7/1/31 ‡	6,980,000	7,093,425
Series A 5.375% 7/1/33 ‡	900,000	898,866
Series A 5.50% 7/1/26 ‡	5,000,000	4,750,000
Series A 5.50% 7/1/26 ‡	16,160,000	15,372,200
Series A 5.50% 7/1/32 ‡	9,620,000	9,571,900
Series A 5.50% 7/1/39 ‡	5,165,000	4,906,750
Series A 5.75% 7/1/28 ‡	5,580,000	5,321,925
Series A 5.75% 7/1/41 ‡	16,750,000	16,624,375
Series A 6.00% 7/1/38 ‡	4,520,000	4,593,450
Series A 8.00% 7/1/35 ‡	30,995,000	27,934,244
Series B 5.75% 7/1/38 ‡	4,500,000	4,438,080
Series C 6.00% 7/1/39 ‡	1,000	975
Series C 6.00% 7/1/39 ‡	9,485,000	9,437,575
Series D 6.00% 7/1/29 ‡	2,000,000	2,030,000
(Various Custodial Receipts)
Series PIB 144A 4.018% 6/1/22 #	5,000,000	4,962,500
Illinois State
5.00% 1/1/28	1,190,000	1,322,376
5.00% 5/1/36	1,710,000	1,817,302
5.00% 11/1/36	2,245,000	2,504,163
5.00% 2/1/39	2,180,000	2,298,679
5.125% 12/1/29	1,310,000	1,503,932
5.50% 5/1/39	6,000,000	7,166,580
Series A 5.00% 10/1/30	2,000,000	2,309,440
Series A 5.00% 12/1/34	2,625,000	2,959,136
Series A 5.00% 4/1/38	2,805,000	2,909,206
Series B 4.00% 11/1/35	2,000,000	2,150,820
Series D 5.00% 11/1/28	4,700,000	5,385,166
New Jersey State
Series A 4.00% 6/1/31	2,080,000	2,406,373
Ohio State
(Infrastructure Improvement)
Series A 5.00% 9/1/32	5,000,000	6,044,150
Washington State
(Various Purpose)
Series C 5.00% 2/1/28	2,500,000	2,993,225
		252,017,309

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 2.37%
Florida development Finance Corporation Revenue
(Brightline Florida Passenger Rail Expansion
Project)
Series A-1 144A 6.75% 12/1/56 (AMT) #, •	5,000,000	$4,890,350
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,072,240
New York Transportation Development
(Delta Airlines Inc. LaGuardia Airport Terminals C &
D Redevelopment Project)
4.375% 10/1/45 (AMT)	10,200,000	10,933,992
5.00% 10/1/40 (AMT)	3,400,000	3,921,866
Phoenix, Arizona Civic Improvement
(Junior Lien)
Series A 5.00% 7/1/40	30,000	33,177
Port Beaumont, Texas Navigation District Dock &
Wharf Facility Revenue
(Jefferson Gulf Coast Energy Project)
Series A 144A 2.875% 1/1/41 (AMT) #	1,750,000	1,497,493
San Diego County, California Regional Airport
Authority
Series B 4.00% 7/1/56 (AMT)	3,000,000	3,224,340
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series A 5.00% 1/1/49	1,110,000	1,236,218
Series B 5.00% 1/1/48 (AMT)	2,000,000	2,208,660
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment
3C Project)
5.00% 6/30/58 (AMT)	6,500,000	7,431,905
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,062,296
7.00% 12/31/38 (AMT)	1,335,000	1,450,798
Virginia Small Business Financing Authority
(Transform 66 P3 Project)
5.00% 12/31/56 (AMT)	2,975,000	3,397,539
		43,360,874
Water & Sewer Revenue Bonds – 1.90%
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	207,067
5.00% 11/1/28	30,000	34,409

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Dominion, Colorado Water & Sanitation District
Revenue
6.00% 12/1/46	3,865,000	$3,952,117
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants)
Series A 5.50% 10/1/53 (AGM)	2,500,000	2,710,950
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	14,000,000	15,784,300
Series D 7.00% 10/1/51	5,000,000	5,677,050
Texas Water Development Board
(Master Trust)
Series B 5.00% 4/15/31	5,240,000	6,377,447
		34,743,340
Total Municipal Bonds (cost $1,720,825,172)		$1,814,203,254

	Principal
	amount
Short-Term Investments – 0.48%
Variable Rate Demand Notes – 0.48%¤
Los Angeles, California Department of Water & Power
System Revenue
Subordinate Series B-3 0.03% 7/1/34 (SPA -
Barclays Bank)	5,500,000	5,500,000
Mississippi Business Finance Corporation Gulf
Opportunity Zone Industrial Development Revenue
(Chevron U.S.A. Inc. Project)
Series A 0.08% 11/1/35	600,000	600,000
Series F 0.08% 12/1/30	400,000	400,000
Series L 0.08% 11/1/35	680,000	680,000
New York City
Subordinate Series F-5 0.01% 6/1/44 (SPA -
Barclays Bank)	900,000	900,000
Oregon State Facilities Authority Revenue
(PeaceHealth) Series B 0.09% 8/1/34
(LOC - TD Bank N.A.)	600,000	600,000
Total Short-Term Investments (cost $8,680,000)		8,680,000
Total Value of Securities—99.81%
(cost $1,729,505,172)		$1,822,883,254

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $477,351,281, which represents 26.14% of the Fund's net assets. See Note 8 in “Notes to financial statements.”

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2022.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
KIPP – Knowledge is Power Program
L.P. – Limited Partnership
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities	February 28, 2022 (Unaudited)

			Delaware
	Delaware	Delaware	National High-Yield
	Tax-Free	Tax-Free USA	Municipal Bond
	USA Fund	Intermediate Fund	Fund
Assets:
Investments, at value*	$1,054,494,777	$1,312,745,548	$1,822,883,254
Cash	3,641,099	—	656,455
Receivable for securities sold	18,259,594	5,622,220	3,018,832
Interest receivable	8,979,515	11,313,597	15,213,876
Receivable for fund shares sold	4,316,366	7,397,303	10,728,822
Other assets	7,206	8,545	12,692
Total Assets	1,089,698,557	1,337,087,213	1,852,513,931
Liabilities:
Due to custodian	—	284,765	—
Payable for securities purchased	43,554,630	41,330,662	14,151,653
Payable for fund shares redeemed	4,295,688	4,462,989	10,076,380
Investment management fees
payable to affiliates	303,694	334,824	613,799
Other accrued expenses	168,441	185,716	344,929
Distribution fees payable to affiliates	158,549	106,992	93,261
Distribution payable	156,286	346,518	781,943
Audit and tax fees payable	20,547	20,547	20,547
Dividend disbursing and transfer
agent fees and expenses payable
to affiliates	7,293	8,795	12,734
Accounting and administration
expenses payable to affiliates	2,807	3,323	4,673
Trustees’ fees and expenses
payable to affiliates	2,747	3,235	4,771
Legal fees payable to affiliates	1,793	2,083	2,852
Reports and statements to
shareholders expenses payable to
affiliates	753	932	1,324
Total Liabilities	48,673,228	47,091,381	26,108,866
Total Net Assets	$1,041,025,329	$1,289,995,832	$1,826,405,065

Net Assets Consist of:
Paid-in capital	$989,157,837	$1,251,772,694	$1,735,217,745
Total distributable earnings (loss)	51,867,492	38,223,138	91,187,320
Total Net Assets	$1,041,025,329	$1,289,995,832	$1,826,405,065

			Delaware
	Delaware	Delaware	National High-Yield
	Tax-Free	Tax-Free USA	Municipal Bond
	USA Fund	Intermediate Fund	Fund
Net Asset Value
Class A:
Net assets	$779,500,462	$520,292,480	$260,412,807
Shares of beneficial interest
outstanding, unlimited authorization,
no par	66,144,114	43,213,891	22,591,286
Net asset value per share	$11.78	$12.04	$11.53
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net
asset value per share / (1 - sales
charge)	$12.34	$12.38	$12.07
Class C:
Net assets	$10,272,070	$7,888,192	$54,617,066
Shares of beneficial interest
outstanding, unlimited authorization,
no par	871,443	655,775	4,719,415
Net asset value per share	$11.79	$12.03	$11.57
Institutional Class:
Net assets	$251,252,797	$761,815,160	$1,511,375,192
Shares of beneficial interest
outstanding, unlimited authorization,
no par	21,148,544	62,677,985	129,914,851
Net asset value per share	$11.88	$12.15	$11.63
____________________
* Investments, at cost	$1,005,671,191	$1,268,450,896	$1,729,505,172

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 28, 2022 (Unaudited)

			Delaware
	Delaware	Delaware	National High-Yield
	Tax-Free	Tax-Free USA	Municipal Bond
	USA Fund	Intermediate Fund	Fund
Investment Income:
Interest	$17,191,489	$19,321,092	$38,021,747
Expenses:
Management fees	2,838,020	2,962,806	4,396,815
Distribution expenses – Class A	1,067,261	680,390	315,841
Distribution expenses – Class C	51,478	38,568	284,657
Dividend disbursing and transfer
agent fees and expenses	439,343	458,547	721,573
Accounting and administration
expenses	111,871	123,300	167,354
Registration fees	39,265	47,257	60,447
Legal fees	39,213	40,362	59,242
Reports and statements to
shareholders expenses	36,004	36,707	53,478
Audit and tax fees	20,547	20,547	20,547
Custodian fees	17,710	19,360	25,441
Trustees’ fees and expenses	14,224	15,726	23,142
Other	39,237	45,221	50,997
	4,714,173	4,488,791	6,179,534
Less expenses waived	(542,832)	(685,045)	(214,384)
Less waived distribution
expenses –Class A	—	(181,110)	—
Less expenses paid indirectly	(304)	(263)	(52)
Total operating expenses	4,171,037	3,622,373	5,965,098
Net Investment Income	13,020,452	15,698,719	32,056,649
Net Realized and Unrealized Gain
(Loss):
Net realized gain (loss) on
investments	4,994,564	(2,920,191)	(3,567,402)
Net change in unrealized
appreciation (depreciation) of
investments	(59,434,331)	(56,855,000)	(73,152,502)
Net Realized and Unrealized Loss	(54,439,767)	(59,775,191)	(76,719,904)
Net Decrease in Net Assets
Resulting from Operations	$(41,419,315)	$(44,076,472)	$(44,663,255)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free USA Fund

	Six months
	ended	Year ended
	2/28/22
	(Unaudited)	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$13,020,452	$27,277,440
Net realized gain	4,994,564	14,002,171
Net change in unrealized appreciation (depreciation)	(59,434,331)	36,359,907
Net increase (decrease) in net assets resulting from
operations	(41,419,315)	77,639,518

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(21,381,112)	(25,318,469)
Class C	(225,570)	(280,251)
Institutional Class	(5,996,250)	(6,065,860)
	(27,602,932)	(31,664,580)

Capital Share Transactions:
Proceeds from shares sold:
Class A	147,921,441	235,612,013
Class C	2,773,912	3,297,954
Institutional Class	83,968,479	109,204,466
Net assets from merger:[1]
Class A	—	328,299,539
Institutional Class	—	5,996,641
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	20,107,004	23,552,498
Class C	221,515	270,943
Institutional Class	5,496,264	5,567,596
	260,488,615	711,801,650

Statements of changes in net assets
Delaware Tax-Free USA Fund

	Six months
	ended	Year ended
	2/28/22
	(Unaudited)	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(279,730,402)	$(159,410,262)
Class C	(1,897,807)	(5,008,138)
Institutional Class	(32,147,608)	(55,273,658)
	(313,775,817)	(219,692,058)
Increase (decrease) in net assets derived from capital
share transactions	(53,287,202)	492,109,592
Net Increase (Decrease) in Net Assets	(122,309,449)	538,084,530
Net Assets:
Beginning of period	1,163,334,778	625,250,248
End of period	$1,041,025,329	$1,163,334,778

[1]	See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund

	Six months
	ended	Year ended
	2/28/22
	(Unaudited)	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$15,698,719	$26,916,399
Net realized gain (loss)	(2,920,191)	3,589,481
Net change in unrealized appreciation (depreciation)	(56,855,000)	23,578,495
Net increase (decrease) in net assets resulting from
operations	(44,076,472)	54,084,375

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(6,660,425)	(11,854,316)
Class C	(62,826)	(178,774)
Institutional Class	(8,975,882)	(14,883,309)
	(15,699,133)	(26,916,399)

Capital Share Transactions:
Proceeds from shares sold:
Class A	20,535,439	36,876,504
Class C	1,989,885	1,380,348
Institutional Class	231,701,625	234,730,547
Net assets from merger:[1]
Class A	—	470,834,974
Institutional Class	—	18,475,967
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	5,800,162	10,426,299
Class C	61,749	173,341
Institutional Class	7,885,470	12,629,448
	267,974,330	785,527,428

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund

	Six months
	ended	Year ended
	2/28/22
	(Unaudited)	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(45,055,405)	$(71,110,681)
Class C	(1,283,312)	(6,225,744)
Institutional Class	(93,477,333)	(85,471,965)
	(139,816,050)	(162,808,390)
Increase in net assets derived from capital share
transactions	128,158,280	622,719,038
Net Increase in Net Assets	68,382,675	649,887,014
Net Assets:
Beginning of period	1,221,613,157	571,726,143
End of period	$1,289,995,832	$1,221,613,157

[1]	See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund

	Six months
	ended	Year ended
	2/28/22
	(Unaudited)	8/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$32,056,649	$58,879,265
Net realized gain (loss)	(3,567,402)	3,569,420
Net change in unrealized appreciation (depreciation)	(73,152,502)	113,554,681
Net increase (decrease) in net assets resulting from
operations	(44,663,255)	176,003,366

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,708,480)	(7,978,592)
Class C	(848,854)	(1,879,208)
Institutional Class	(29,423,757)	(50,482,911)
	(34,981,091)	(60,340,711)

Capital Share Transactions:
Proceeds from shares sold:
Class A	51,540,032	74,301,021
Class C	6,230,445	9,587,231
Institutional Class	293,437,089	415,992,713
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	4,300,826	7,109,227
Class C	807,973	1,805,203
Institutional Class	24,309,241	41,321,516
	380,625,606	550,116,911

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund

	Six months
	ended	Year ended
	2/28/22
	(Unaudited)	8/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(31,586,496)	$(31,938,137)
Class C	(8,238,527)	(26,908,717)
Institutional Class	(193,521,772)	(194,917,161)
	(233,346,795)	(253,764,015)
Increase in net assets derived from capital share
transactions	147,278,811	296,352,896
Net Increase in Net Assets	67,634,465	412,015,551
Net Assets:
Beginning of period	1,758,770,600	1,346,755,049
End of period	$1,826,405,065	$1,758,770,600

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.56	$11.94	$11.96	$11.44	$11.70	$12.22

0.14	0.36	0.38	0.41	0.42	0.43
(0.61)	0.70	0.01	0.52	(0.26)	(0.40)
(0.47)	1.06	0.39	0.93	0.16	0.03

(0.14)	(0.36)	(0.38)	(0.41)	(0.42)	(0.43)
(0.17)	(0.08)	(0.03)	— [3]	—	(0.12)
—	—	—	—	—	—
(0.31)	(0.44)	(0.41)	(0.41)	(0.42)	(0.55)

$11.78	$12.56	$11.94	$11.96	$11.44	$11.70

(3.79% )	9.03%	3.44%	8.35%	1.44%	0.41%

$779,500	$944,054	$478,671	$472,153	$481,117	$415,314
0.81%	0.82%	0.81%	0.81%	0.81%	0.81%
0.91%	0.92%	0.95%	0.95%	0.96%	0.96%
2.33%	2.84%	3.24%	3.55%	3.66%	3.71%
2.23%	2.74%	3.10%	3.41%	3.51%	3.56%
22%	40%	77%	43%	42%	33%

Financial highlights
Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.56	$11.94	$11.96	$11.44	$11.70	$12.22

0.10	0.26	0.29	0.32	0.34	0.34
(0.60)	0.70	0.01	0.52	(0.26)	(0.40)
(0.50)	0.96	0.30	0.84	0.08	(0.06)

(0.10)	(0.26)	(0.29)	(0.32)	(0.34)	(0.34)
(0.17)	(0.08)	(0.03)	— [3]	—	(0.12)
(0.27)	(0.34)	(0.32)	(0.32)	(0.34)	(0.46)

$11.79	$12.56	$11.94	$11.96	$11.44	$11.70

(4.07% )	8.22%	2.66%	7.55%	0.68%	(0.35% )

$10,272	$9,834	$10,778	$16,051	$18,808	$27,397
1.56%	1.56%	1.56%	1.56%	1.56%	1.56%
1.66%	1.67%	1.70%	1.70%	1.71%	1.71%
1.58%	2.09%	2.49%	2.80%	2.91%	2.96%
1.48%	2.00%	2.35%	2.66%	2.76%	2.81%
22%	40%	77%	43%	42%	33%

Financial highlights
Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.66	$12.03	$12.05	$11.52	$11.79	$12.31

0.16	0.39	0.41	0.44	0.45	0.46
(0.61)	0.71	0.01	0.53	(0.27)	(0.40)
(0.45)	1.10	0.42	0.97	0.18	0.06

(0.16)	(0.39)	(0.41)	(0.44)	(0.45)	(0.46)
(0.17)	(0.08)	(0.03)	— [3]	—	(0.12)
(0.33)	(0.47)	(0.44)	(0.44)	(0.45)	(0.58)

$11.88	$12.66	$12.03	$12.05	$11.52	$11.79

(3.63% )	9.34%	3.70%	8.68%	1.61%	0.68%

$251,253	$209,447	$135,801	$134,112	$77,396	$62,872
0.56%	0.57%	0.56%	0.56%	0.56%	0.56%
0.66%	0.67%	0.70%	0.70%	0.71%	0.71%
2.58%	3.09%	3.49%	3.80%	3.91%	3.96%
2.48%	3.00%	3.35%	3.66%	3.76%	3.81%
22%	40%	77%	43%	42%	33%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.63	$12.26	$12.28	$11.76	$12.06	$12.38

0.15	0.33	0.35	0.37	0.37	0.35
(0.59)	0.37	(0.02)	0.52	(0.30)	(0.32)
(0.44)	0.70	0.33	0.89	0.07	0.03

(0.15)	(0.33)	(0.35)	(0.37)	(0.37)	(0.35)
—	—	—	—	—	— [3]
—	—	—	—	—	—
(0.15)	(0.33)	(0.35)	(0.37)	(0.37)	(0.35)

$12.04	$12.63	$12.26	$12.28	$11.76	$12.06

(3.50% )	5.79%	2.76%	7.71%	0.57%	0.35%

$520,293	$564,932	$106,135	$123,691	$136,653	$164,154
0.68%	0.60%	0.65%	0.65%	0.71%	0.75%
0.82%	0.83%	0.91%	0.91%	0.92%	0.93%
2.45%	2.70%	2.87%	3.11%	3.10%	2.92%
2.31%	2.46%	2.61%	2.85%	2.89%	2.74%
20%	23%	27%	25%	32%	26%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.62	$12.25	$12.27	$11.75	$12.05	$12.37

0.10	0.23	0.24	0.27	0.27	0.25
(0.59)	0.37	(0.02)	0.52	(0.30)	(0.32)
(0.49)	0.60	0.22	0.79	(0.03)	(0.07)

(0.10)	(0.23)	(0.24)	(0.27)	(0.27)	(0.25)
—	—	—	—	—	— [3]
(0.10)	(0.23)	(0.24)	(0.27)	(0.27)	(0.25)

$12.03	$12.62	$12.25	$12.27	$11.75	$12.05

(3.90% )	4.90%	1.89%	6.81%	(0.28% )	(0.50% )

$7,888	$7,497	$11,864	$22,874	$28,002	$40,402
1.50%	1.54%	1.50%	1.50%	1.56%	1.60%
1.64%	1.67%	1.66%	1.66%	1.67%	1.68%
1.63%	1.75%	2.02%	2.26%	2.25%	2.07%
1.49%	1.62%	1.86%	2.10%	2.14%	1.99%
20%	23%	27%	25%	32%	26%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.75	$12.38	$12.40	$11.87	$12.17	$12.50

0.16	0.35	0.37	0.39	0.39	0.37
(0.60)	0.37	(0.02)	0.53	(0.30)	(0.33)
(0.44)	0.72	0.35	0.92	0.09	0.04

(0.16)	(0.35)	(0.37)	(0.39)	(0.39)	(0.37)
—	—	—	—	—	— [3]
(0.16)	(0.35)	(0.37)	(0.39)	(0.39)	(0.37)

$12.15	$12.75	$12.38	$12.40	$11.87	$12.17

(3.45% )	5.92%	2.92%	7.92%	0.75%	0.44%

$761,815	$649,184	$453,727	$399,830	$377,445	$369,443
0.50%	0.54%	0.50%	0.50%	0.56%	0.60%
0.64%	0.67%	0.66%	0.66%	0.67%	0.68%
2.63%	2.75%	3.02%	3.26%	3.25%	3.07%
2.49%	2.62%	2.86%	3.10%	3.14%	2.99%
20%	23%	27%	25%	32%	26%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital.
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.04	$11.15	$11.48	$11.00	$11.05	$11.42

0.19	0.42	0.44	0.46	0.46	0.44
(0.48)	0.91	(0.33)	0.48	(0.05)	(0.37)
(0.29)	1.33	0.11	0.94	0.41	0.07

(0.19)	(0.42)	(0.44)	(0.46)	(0.46)	(0.44)
(0.03)	(0.02)	—	—	—	—
—	—	—	—	—	—
(0.22)	(0.44)	(0.44)	(0.46)	(0.46)	(0.44)

$11.53	$12.04	$11.15	$11.48	$11.00	$11.05

(2.44% )	12.12%	1.06%	8.81%	3.80%	0.72%

$260,413	$247,542	$182,214	$208,549	$200,493	$190,211
0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
0.87%	0.88%	0.91%	0.90%	0.91%	0.94%
3.40%	3.65%	3.99%	4.22%	4.19%	4.02%
3.38%	3.62%	3.93%	4.17%	4.13%	3.93%
11%	16%	44%	33%	19%	27%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.09	$11.20	$11.52	$11.04	$11.09	$11.47

0.15	0.33	0.36	0.38	0.38	0.36
(0.49)	0.91	(0.32)	0.48	(0.05)	(0.38)
(0.34)	1.24	0.04	0.86	0.33	(0.02)

(0.15)	(0.33)	(0.36)	(0.38)	(0.38)	(0.36)
(0.03)	(0.02)	—	—	—	—
(0.18)	(0.35)	(0.36)	(0.38)	(0.38)	(0.36)

$11.57	$12.09	$11.20	$11.52	$11.04	$11.09

(2.87% )	11.25%	0.41%	7.98%	3.03%	(0.11% )

$54,617	$58,285	$68,993	$91,184	$92,155	$97,974
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
1.62%	1.63%	1.66%	1.65%	1.66%	1.69%
2.65%	2.90%	3.24%	3.47%	3.44%	3.27%
2.63%	2.87%	3.18% %	3.42%	3.38%	3.18%
11%	16%	44%	33%	19%	27%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/22[1]	Year ended
(Unaudited)	8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.15	$11.26	$11.58	$11.10	$11.15	$11.53

0.21	0.45	0.47	0.49	0.49	0.47
(0.49)	0.91	(0.32)	0.48	(0.05)	(0.38)
(0.28)	1.36	0.15	0.97	0.44	0.09

(0.21)	(0.45)	(0.47)	(0.49)	(0.49)	(0.47)
(0.03)	(0.02)	—	—	—	—
(0.24)	(0.47)	(0.47)	(0.49)	(0.49)	(0.47)

$11.63	$12.15	$11.26	$11.58	$11.10	$11.15

(2.37% )	12.32%	1.44%	9.03%	4.07%	0.92%

$1,511,375	$1,452,944	$1,095,548	$1,141,973	$1,017,167	$932,716
0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
0.62%	0.63%	0.66%	0.65%	0.66%	0.69%
3.65%	3.90%	4.24%	4.47%	4.44%	4.27%
3.63%	3.87%	4.18%	4.42%	4.38%	4.18%
11%	16%	44%	33%	19%	27%

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds	February 28, 2022 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). Each Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware National High-Yield Municipal Bond Fund prior to December 2, 2019 or for shares of Delaware Tax-Free USA Fund prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year or for shares of Delaware Tax-Free USA Intermediate Fund prior to December 2, 2019, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware National High-Yield Municipal Bond Fund on or after December 2, 2019 or for shares of Delaware Tax-Free USA Fund on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase or for shares of Delaware Tax-Free USA Intermediate Fund on or after December 2, 2019, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund's tax positions taken or expected to be taken on each Fund's federal income tax returns through the six months ended February 28, 2022, and for all open tax years (years ended August 31, 2019–August 31, 2021), and has concluded that no provision for federal income tax is required in each Fund's financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended February 28, 2022, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

1. Significant Accounting Policies (continued)

calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended February 28, 2022.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended February 28, 2022, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Tax-Free USA Fund	$304
Delaware Tax-Free USA Intermediate Fund	263
Delaware National High-Yield Municipal Bond Fund	52

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

			Delaware National
	Delaware Tax-Free	Delaware Tax-Free USA	High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.5500%	0.5000%	0.5500%
On the next $500 million	0.5000%	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets from September 1, 2021 through February 28, 2022.* These expense waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Operating expense
limitation as
a percentage
of average
daily net assets
Fund	(per annum)
Delaware Tax-Free USA Fund	0.56%
Delaware Tax-Free USA Intermediate Fund	0.50%
Delaware National High-Yield Municipal Bond Fund	0.60%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2022, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$22,891
Delaware Tax-Free USA Intermediate Fund	25,525
Delaware National High-Yield Municipal Bond Fund	36,164

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the six months ended February 28, 2022, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$47,114
Delaware Tax-Free USA Intermediate Fund	52,910
Delaware National High-Yield Municipal Bond Fund	76,777

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, Delaware National High-Yield Municipal Bond Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares that were acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The Class A shares of Delaware Tax-Free USA Intermediate Fund were subject to a 12b-1 fee of 0.25% of average daily net assets, which was contractually waived to 0.15% of average daily net assets from September 1, 2021 through February 28, 2022.* Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2022, each Fund was charged for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$25,791
Delaware Tax-Free USA Intermediate Fund	26,362
Delaware National High-Yield Municipal Bond Fund	38,488

For the six months ended February 28, 2022, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Commissions
Delaware Tax-Free USA Fund	$16,496
Delaware Tax-Free USA Intermediate Fund	4,630
Delaware National High-Yield Municipal Bond Fund	6,396

For the six months ended February 28, 2022, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free USA Fund	$6,066	$84
Delaware Tax-Free USA Intermediate Fund	272	449
Delaware National High-Yield Municipal Bond Fund	29,436	1,441

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended February 28, 2022, were executed by each Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews a report related to the Funds’ compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended February 28, 2022, the Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free USA Fund	$49,952,035	$73,856,203	$(847,837)
Delaware Tax-Free USA
Intermediate Fund	88,785,584	47,409,848	(888,795)
Delaware National High-Yield
Municipal Bond Fund	74,578,552	63,025,424	(1,178,788)
____________________

*	The aggregate contractual waiver period covering this report is from December 29, 2020 through December 29, 2022.

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

3. Investments

For the six months ended February 28, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free USA Fund	$279,754,279	$238,984,188
Delaware Tax-Free USA Intermediate Fund	319,184,763	247,126,785
Delaware National High-Yield Municipal Bond Fund	313,465,096	199,885,949

At February 28, 2022, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2022, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

		Aggregate	Aggregate
		unrealized	unrealized	Net unrealized
	Cost of	appreciation	depreciation	appreciation
Fund	investments	of investments	of investments	of investments
Delaware
Tax-Free
USA Fund	$1,005,671,191	$52,313,793	$(3,490,207)	$48,823,586
Delaware
Tax-Free
USA
Intermediate
Fund	1,268,450,896	47,784,859	(3,490,207)	44,294,652
Delaware
National
High-Yield
Municipal
Bond Fund	1,725,699,746	100,673,715	(3,490,207)	97,183,508

At August 31, 2021, capital loss carryforwards available to offset future realized capital gains, are as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free USA
Intermediate Fund	$3,105,252	$—	$3,105,252

At August 31, 2021, there were no capital loss carryforwards for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund.

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2022:

Delaware Tax-Free USA Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,017,389,777
Short-Term Investments	37,105,000
Total Value of Securities	$1,054,494,777

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

3. Investments (continued)

Delaware Tax-Free USA Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,283,190,548
Short-Term Investments	29,555,000
Total Value of Securities	$1,312,745,548

Delaware National High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,814,203,254
Short-Term Investments	8,680,000
Total Value of Securities	$1,822,883,254

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund's net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to each Fund's net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Fund's net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free USA		Delaware National High-Yield
	USA Fund		Intermediate Fund		Municipal Bond Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	2/28/22	8/31/21	2/28/22	8/31/21	2/28/22	8/31/21
Shares sold:
Class A	12,069,888	19,110,045	1,650,489	2,950,551	4,344,654	6,364,930
Class C	224,885	267,155	160,127	110,949	521,197	820,318
Institutional
Class	6,781,468	8,792,678	18,641,629	18,574,271	24,475,581	35,382,590

Shares from merger:[1]
Class A	—	27,065,090	—	37,970,562	—	—
Institutional
Class	—	490,723	—	1,475,716	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	1,641,655	1,919,829	468,830	833,095	363,742	610,519
Class C	18,078	22,237	5,001	13,956	68,022	155,294
Institutional
Class	445,774	450,802	632,199	1,003,154	2,037,598	3,517,918
	21,181,748	58,118,559	21,558,275	62,932,254	31,810,794	46,851,569

Shares redeemed:
Class A	(22,720,534)	(13,023,321)	(3,634,223)	(5,681,539)	(2,680,064)	(2,749,864)
Class C	(154,202)	(409,050)	(103,498)	(498,982)	(692,329)	(2,314,658)
Institutional
Class	(2,620,762)	(4,478,240)	(7,512,416)	(6,787,631)	(16,190,681)	(16,638,499)
	(25,495,498)	(17,910,611)	(11,250,137)	(12,968,152)	(19,563,074)	(21,703,021)
Net increase
(decrease)	(4,313,750)	40,207,948	10,308,138	49,964,102	12,247,720	25,148,548

[1]	See Note 5.

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and on the “Statements of changes in net assets.” For the six months ended February 28, 2022 and the year ended August 31, 2021, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free USA Fund
Six months ended
2/28/22	3,886	4,106	—	4,108	3,862	$98,572
Year ended
8/31/21	36,729	24,482	—	24,518	36,473	761,979
Delaware Tax-Free USA Intermediate Fund
Six months ended
2/28/22	11,317	590	—	589	11,221	148,722
Year ended
8/31/21	107,662	11,026	538	11,563	106,713	1,488,442
Delaware National High-Yield Municipal Bond Fund
Six months ended
2/28/22	48,164	38,308	—	4,178	81,750	1,033,503
Year ended
8/31/21	43,780	52,403	1,754	34,517	63,161	1,126,321

5. Reorganization

On August 12, 2020, the Board approved a proposal to reorganize (the “Reorganization”) Delaware Tax-Exempt Opportunities Fund and Delaware Tax-Exempt Income Fund (the “Acquired Funds”), each a series of Delaware Group Limited-Term Government Funds, with and into Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund (the “Acquiring Funds”), each a series of the Trust, respectively. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Funds were acquired by the Acquiring Funds, and (ii) the Trust, on behalf of the Acquiring Funds, assumed the liabilities of the Acquired Funds, in exchange for shares of the Acquiring Funds. In accordance with the Plan, the Acquired Funds liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Funds to own shares of the Acquiring Funds, funds with a similar investment objective and style as, and potentially lower net expenses than the Acquired Funds. The Reorganization was accomplished by a tax-free exchange of shares on December 4, 2020. For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transactions associated with the merger are as follows:

			Shares
	Acquired	Acquired	Converted	Acquiring
	Funds	Fund Shares	to Acquiring	Fund	Conversion
	Net Assets	Outstanding	Fund	Net Assets	Ratio
	Delaware Tax-Exempt Opportunities Fund			Delaware Tax-Free USA Fund
Class A	$328,299,539	19,434,282	27,065,090	$496,595,841	1.393
Class C	—	—	—	10,599,349	—
Institutional
Class	5,996,641	354,397	490,723	131,648,773	1.385

			Shares
	Acquired	Acquired	Converted	Acquiring
	Funds	Fund Shares	to Acquiring	Fund	Conversion
	Net Assets	Outstanding	Fund	Net Assets	Ratio
				Delaware Tax-Free USA
	Delaware Tax-Exempt Income			Intermediate
	Fund			Fund
Class A	$470,834,974	49,412,013	37,970,562	$108,082,382	0.768
Class C	—	—	—	11,623,405	—
Institutional
Class	18,475,967	1,938,317	1,475,716	474,092,009	0.761

The net assets of the Acquiring Funds before the Reorganization were $638,843,963 and $593,797,796. The net assets of the Acquiring Funds immediately following the Reorganization were $973,140,143 and $1,083,108,737.

Assuming the Reorganization had been completed on September 1, 2020, the Acquiring Funds’ pro forma results of operations for the year ended August 31, 2021, would have been as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund
Net investment income	$37,814,794	$41,528,548
Net realized gain on
investments	16,302,449	7,470,384
Net change in
unrealized
appreciation	41,284,161	27,642,344
Net increase in net
assets resulting from
operations	$95,401,404	$76,641,276

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

5. Reorganization (continued)

earnings of the Acquired Funds that have been included in the Acquiring Funds’ Statement of Operations since the Reorganization was consummated on December 4, 2020.

6. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 1, 2021.

On November 1, 2021, each Fund, along with the other Participants entered into an amendment to the Agreement for an amount of $355,000,000 to be used as described above and operates in substantially the same manner as the original Agreement. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of 0.05%, which was allocated across the Participants. The line of credit available under the Agreement expires on October 31, 2022.

Each Fund had no amounts outstanding as of February 28, 2022, or at any time during the period then ended.

7. Securities Lending

Delaware Tax-Free USA Intermediate Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. Each fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

During the six months ended February 28, 2022, Delaware Tax-Free USA Intermediate Fund had no securities out on loan. For the six months ended February 28, 2022, Delaware Tax-Fee USA Fund and Delaware National High-Yield Municipal Bond Fund were not included in the Lending Agreement.

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

8. Geographic, Credit, and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

As of February 28, 2022, Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California, New York, and territory of Puerto Rico, which constituted approximately 13.51%, 11.07%, and 19.67%, respectively, of the Fund’s net assets. As of February 28, 2022, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California, Illinois, New York, and territory of Puerto Rico, which constituted approximately 11.62%, 10.60%, 16.54%, and 14.78%, respectively, of the Fund’s net assets. As of February 28, 2022, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the state of California and territory of Puerto Rico which constituted approximately 11.06% and 23.33%, respectively, the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

8. Geographic, Credit, and Market Risks (continued)

Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-today functions of determining whether individual securities are liquid for purposes of each Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund's 15% limit on investments in illiquid securities. Rule 144A securities held by each Fund have been identified on the “Schedules of investments.”

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in the Funds' financial statements.

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP
Detroit, MI

John A. Fry
President
Drexel University
Philadelphia, PA

Joseph Harroz, Jr.
President
University of Oklahoma
Norman, OK

Sandra A.J. Lawrence
Former Chief Administrative
Officer
Children's Mercy Hospitals
and Clinics
Kansas City, MO

Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International
Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group
Pittsburgh, PA

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.
Golden, CO

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® TAX-FREE FUND

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 6, 2022

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 6, 2022